Registration No. 2-34393

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   /__/


         Post-Effective Amendment No.   70                             /X/


                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940


         Amendment No.   53                                            /X/


                                         (Check appropriate box or boxes.)

JANUS INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)


100 Fillmore Street, Denver, Colorado 80206-4923
Address of Principal Executive Offices           (Zip Code)


Registrant's Telephone No., including Area Code:  303-333-3863


David C. Tucker - 100 Fillmore Street, Denver, Colorado 80206-4923 (Name and Address of Agent for Service)

Approximate Date of Proposed Offering:  November 28, 1995


It is proposed that this filing will become effective (check appropriate line):

     X immediately  upon filing  pursuant to paragraph (b) of Rule 485.
       on (date) pursuant to paragraph (b) of Rule 485.
       60 days after filing pursuant to paragraph (a)(1) of Rule 485. on (date) pursuant to paragraph (a)(1) of Rule 485.
       75 days after filing pursuant to paragraph (a)(2) of Rule 485. on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following line:

       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2(a) and filed a Rule 24f-2 Notice on November 17, 1995, for the fiscal year ended October 31, 1995, with respect to all of its series in existence as of October 31, 1995.

                              JANUS INVESTMENT FUND
                           (Janus High-Yield Fund and
                               Janus Olympus Fund)

                              Cross Reference Sheet
                    Between each Prospectus and Statement of
                    Additional Information and Form N-1A Item
                (Cross Reference Sheets for other series of Janus
             Investment Fund are included in previous post-effective
                       amendments related to those series)



FORM N-1A ITEM                     CAPTION IN PROSPECTUS

PART A


1.  Cover Page                     Cover Page


2.  Synopsis                       Cover Page; The Fund at a Glance; Expense
                                   Information

3.  Condensed Financial            Performance Terms
    Information

4.  General Description of         The Fund in Detail - The Fund's Investment
    Registrant                     Objectives and Policies; The Fund in Detail-
                                   General Portfolio Policies; The Fund in
                                   Detail - Additional Risk Factors

5.  Management of the Fund         Management of the Fund

6.  Capital Stock and Other        Distributions and Taxes; Shareholder's Manual
    Securities

7.  Purchase of Securities Being   Shareholder's Manual
    Offered

8.  Redemption or Repurchase       Shareholder's Manual


9.  Pending Legal Proceedings      Not Applicable

FORM N-1A ITEM                     CAPTION IN STATEMENT OF
                                   ADDITIONAL INFORMATION
PART B


10. Cover Page                     Cover Page

11. Table of Contents              Table of Contents


12. General Information and        Not Applicable
    History

13. Investment Objectives and      Investment Policies, Restrictions and
    Policies                       Techniques; Appendix A

14. Management of the Fund         Investment Adviser; Officers and Trustees


15. Control Persons and Principal  Not Applicable
    Holders of Securities


16. Investment Advisory and        Investment Adviser; Custodian, Transfer Agent
    Other Services                 and Certain Affiliations; Portfolio
                                   Transactions and Brokerage; Officers and
                                   Trustees; Miscellaneous Information


17. Brokerage Allocation and       Portfolio Transactions and Brokerage
    Other Practices


18. Capital Stock and Other        Purchase of Shares; Redemption of Shares;
    Securities                     Miscellaneous Information

19. Purchase, Redemption and       Purchase of Shares; Redemption of Shares;
    Pricing of Securities Being    Shareholder Accounts
    Offered

20. Tax Status                     Income Dividends, Capital Gains Distributions
                                   and Tax Status


21. Underwriters                   Custodian, Transfer Agent and Certain
                                   Affiliations


22. Calculation of Performance     Performance Information
    Data

23. Financial Statements           Not Applicable

CONTENTS

THE FUND AT A GLANCE
Brief description of the Fund .............................................    1
EXPENSE INFORMATION
The Fund's annual operating expenses ......................................    1
THE FUND IN DETAIL

The Fund's Investment Objectives ..........................................    2
Types of Investments ......................................................    2

General Portfolio Policies ................................................    3
Additional Risk Factors ...................................................    4
PERFORMANCE TERMS
An Explanation of Performance Terms .......................................    6
SHAREHOLDER'S MANUAL
Types of Account Ownership ................................................    7
How to Open an Account ....................................................    8
How to Purchase Shares ....................................................    8
How to Exchange Shares ....................................................    9
How to Redeem Shares ......................................................    9
  SHAREHOLDER SERVICES AND ACCOUNT POLICIES
JETS(R) ...................................................................   11
Transactions Through Processing Organizations .............................   11

Taxpayer Identification Number ............................................   11

Share Certificates ........................................................   11

Account Minimums ..........................................................   11

Involuntary Redemptions ...................................................   11

Uncashed Checks ...........................................................   11

Telephone Transactions ....................................................   11
Making Changes to Your Account ............................................   11
Statements and Reports ....................................................   11
MANAGEMENT OF THE FUND

Investment Adviser and Portfolio Manager ..................................   12

Management Expenses .......................................................   12
Portfolio Transactions ....................................................   12
Other Service Providers ...................................................   13
Other Information .........................................................   13
DISTRIBUTIONS AND TAXES

Distributions .............................................................   14
Taxes .....................................................................   14

APPENDIX A

Glossary of Investment Terms ..............................................   15

APPENDIX B
Explanation of Rating Categories ..........................................   17




                                     [LOGO]
                             JANUS HIGH-YIELD FUND


                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 1-800-525-3713

                                   Prospectus
                               November 28, 1995



Janus  High-Yield Fund (the "Fund") is a no-load,  diversified  mutual fund that seeks to obtain high current income as its primary objective. Capital appreciation is a secondary objective when consistent with the primary objective. The Fund seeks to achieve these objectives by investing primarily in high-yield/high-risk fixed-income securities. The Fund is recently organized and has a limited operating history.

THE FUND MAY INVEST ALL OF ITS ASSETS IN HIGH-YIELD CORPORATE DEBT SECURITIES, COMMONLY KNOWN AS "JUNK BONDS." THESE SECURITIES ENTAIL GREATER RISKS, INCLUDING A GREATER RISK OF DEFAULT, THAN HIGHER QUALITY SECURITIES. YOU SHOULD CAREFULLY CONSIDER THE GREATER RISKS OF JUNK BONDS BEFORE INVESTING. SEE "TYPES OF INVESTMENTS" ON PAGE 2 AND "ADDITIONAL RISK FACTORS" ON PAGE 4. SEE APPENDIX B AT PAGE 17 FOR A DESCRIPTION OF BOND RATING CATEGORIES.


For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 7.

The Fund is a portfolio of Janus Investment Fund (the "Trust") which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.


Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated November 28, 1995, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above.


THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

THE FUND AT A GLANCE

INVESTMENT OBJECTIVES:

The primary investment objective of the Fund is to obtain high current income. Capital appreciation is a secondary objective when consistent with the primary objective.

PRIMARY HOLDINGS:


The Fund is a diversified fund that pursues its objectives primarily through investments in high-yield/high-risk fixed-income securities. The Fund emphasizes investments in high-yield corporate debt securities ("junk bonds") and may invest all of its assets in such securities.


SHAREHOLDER'S INVESTMENT HORIZON:

The Fund is designed for long-term aggressive investors who primarily seek high current income with some potential for capital growth, and who are willing to accept greater price movements and credit and other risks associated with investment in high-yield securities.

FUND ADVISER:


Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 25 years and currently manages more than $30 billion in assets.


FUND MANAGER:

Ronald V. Speaker

FUND INCEPTION:

December 1995


EXPENSE INFORMATION

The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES


Maximum sales load imposed on purchases                          None
Maximum sales load imposed on reinvested dividends               None
Deferred sales charges on redemptions                            None
Redemption fees*                                                 None
Exchange fee**                                                   None

*    There is an $8 service fee for redemptions by wire.
** You may be charged a $5 transaction fee for excessive exchanges. See "How to Exchange Shares" on page 9.



ANNUAL FUND OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

Management Fee                       .48%
Other Expenses                       .52%
Total Fund Operating Expenses       1.00%


EXAMPLE(1)
--------------------------------------------------------------------------------
                                            1 Year          3 Years
--------------------------------------------------------------------------------
Assume you invest $1,000, the Fund
returns 5% annually and the expense
ratio remains as listed above. This
example shows the operating expenses
that you would indirectly bear as an
investor in the Fund.                        $10              $32
--------------------------------------------------------------------------------
(1) The fees and expenses in the table and example above are based on the estimated fees and expenses that the Fund expects to incur in its initial fiscal year, net of fee waivers from Janus Capital. Without such waivers, the Management Fee, Other Expenses and Total Fund Operating Expenses are estimated to be .75%, .52% and 1.27%, respectively.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.



JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

THE FUND IN DETAIL


This section takes a closer look at the Fund's investment objectives, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of the Fund's investments (and certain of the risks associated with those investments). You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.


Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objectives, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objectives or policies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT OBJECTIVES


The primary investment objective of the Fund is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held by the Fund or from a general lowering of interest rates, or both. The Fund pursues its objectives by investing primarily in high-yield/high-risk fixed-income securities. The Fund will normally invest at least 65% of its total assets in those securities.


TYPES OF INVESTMENTS

The Fund may invest in a variety of income-producing securities including corporate bonds and notes, government securities, preferred stock, debt securities that are convertible or exchangeable into equity securities, and debt securities that carry with them the right to acquire equity securities as evidenced by warrants attached to or acquired with the securities. The Fund may invest to a lesser degree in common stocks, other equity securities or debt securities that are not currently paying interest.

The high yields sought by the Fund are expected to result primarily from investments in longer-term, lower quality corporate bonds, commonly referred to as "junk" bonds. The Fund considers lower quality securities to be securities rated below investment grade by established rating agencies or unrated securities of comparable quality. Securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's") are below investment grade. Lower quality securities are often considered to be speculative and involve greater risk of default or price changes due to changes in interest rates, economic conditions and the issuer's creditworthiness. As a result, their market prices tend to fluctuate more than higher quality securities of comparable maturity. Additional risks of lower quality securities are described under "Additional Risk Factors" on page 4.

The Fund may purchase defaulted debt securities if, in the opinion of Janus Capital, it appears likely that the issuer may resume interest payments or other advantageous developments appear likely in the near term. Defaulted debt securities may be illiquid and subject to the Fund's limit on illiquid investments.

The Fund may invest without limit in foreign securities, including those of corporate and government issuers. The risks of foreign securities are described under "Additional Risk Factors" on page 4.

The Fund may also invest in mortgage- and asset-backed securities; zero coupon, pay-in-kind and step coupon securities; securities purchased on a when-issued, delayed delivery or forward commitment basis; and indexed/structured securities. The Fund may use futures, options, swaps, forward contracts and other derivatives for hedging purposes or for other purposes, such as enhancing return. See "Additional Risk Factors" on page 4 and Appendix A.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash and similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities.


Securities that the Fund may purchase as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements and other short-term debt instruments. The Fund may also invest in money market funds (including money market funds managed by Janus Capital). When the Fund's investments in cash or similar investments increase, the Fund might not participate in the high-yield security market advances or declines to the same extent that it would if the Fund remained more fully invested in high-yield securities.


See Appendix A for a further description of the Fund's investments.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE FUND.

WHAT IS MEANT BY "CREDIT QUALITY"?

Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

--------------------------------------------------------------------------------

HOW IS CREDIT QUALITY MEASURED?


Ratings published by nationally recognized statistical rating agencies such as Standard


JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

& Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to Appendix B for a description of rating categories.

--------------------------------------------------------------------------------


WHAT IS A HIGH-YIELD/HIGH-RISK SECURITY?


A high-yield security (also called a "junk" bond) is rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

--------------------------------------------------------------------------------


WHAT RISKS DO HIGH-YIELD/HIGH-RISK SECURITIES PRESENT?


High-yield securities are often considered to be speculative and involve greater risk of default or price changes due to changes in economic and industry conditions and the issuer's creditworthiness. Their market prices tend to fluctuate more than higher quality securities as a result of changes in these factors.

The default rate of lower quality debt securities is likely to be higher when issuers have difficulty meeting projected goals or obtaining additional financing. This could occur during economic recessions or periods of high interest rates. In addition, there may be a smaller market for lower quality securities than for higher quality securities, making lower quality securities more difficult to sell promptly at an acceptable price.

The junk bond market can experience sudden and sharp price swings and thus, investors in the Fund should be willing to tolerate significant and sudden changes in the Fund's net asset value.

HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


Another fundamental risk associated with any fund that invests in fixed-income securities (e.g., a bond fund) is the risk that the value of the securities it holds will rise or fall as interest rates change. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. A bond fund's average-weighted maturity and its duration are measures of how the fund may react to interest rate changes. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.


--------------------------------------------------------------------------------

WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED MATURITY"?

The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor, such as the Fund. A bond's term to maturity is the number of years remaining to maturity. A bond fund does not have a stated maturity, but it does have an average-weighted maturity. This number is calculated by averaging the terms to maturity of bonds held by the Fund with each maturity "weighted" according to the percentage of net assets that it represents.

--------------------------------------------------------------------------------

WHAT IS MEANT BY THE FUND'S "DURATION"?

A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond fund is calculated by averaging the duration of bonds held by a fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

--------------------------------------------------------------------------------

HOW DOES THE FUND MANAGE INTEREST RATE RISK?

The Fund may vary the average-weighted maturity of its portfolio to reflect its portfolio manager's analysis of interest rate trends and other factors. The Fund's average-weighted maturity will tend to be shorter when its portfolio manager expects interest rates to rise and longer when its portfolio manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk. See "Additional Risk Factors" on page 4.

GENERAL PORTFOLIO POLICIES

The Fund will follow the general policies listed below in investing its portfolio assets. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION

The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

o As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 75% of its total assets, the Fund will not



JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995
     purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

o    The Fund will invest no more than 25% of its assets in a single issuer.

INDUSTRY CONCENTRATION

As a fundamental policy, the Fund will not invest more than 25% of its total assets in any particular industry. This policy does not apply to U.S. government securities.

PORTFOLIO TURNOVER

The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.

ILLIQUID INVESTMENTS


The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital may determine that securities that cannot be sold to the U.S. public but that can be sold to institutional investors (for example, Rule 144A securities) are liquid. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and certain other securities, including privately placed commercial paper.


BORROWING AND LENDING

The Fund may borrow money and lend securities or other assets, as follows:

o The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

o As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.



ADDITIONAL RISK FACTORS

HIGH-YIELD/HIGH-RISK BONDS

HIGH-YIELD/HIGH-RISK BONDS (OR "JUNK" BONDS) ARE DEBT SECURITIES RATED BELOW INVESTMENT GRADE BY THE PRIMARY RATING AGENCIES (SUCH AS STANDARD & POOR'S AND MOODY'S) OR UNRATED SECURITIES OF EQUIVALENT QUALITY. PLEASE REFER TO APPENDIX B FOR A DESCRIPTION OF BOND RATING CATEGORIES. THE FUND MAY INVEST IN BONDS OF ANY QUALITY, INCLUDING UNRATED SECURITIES.

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield/high-risk securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.


Issuers of high-yield/high-risk securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.


JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

The market for lower quality securities is generally less liquid than the market for higher quality bonds. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt.


The market prices of high-yield/high-risk bonds structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically. In addition, zero coupon, pay-in-kind and delayed interest bonds do not pay interest until maturity. However, the Fund must recognize a computed amount of interest income and pay dividends to shareholders even though it has received no cash. In some instances, the Fund may have to sell securities to have sufficient cash to pay the dividends.


FOREIGN SECURITIES

INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:


o Currency Risk. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.


o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o    Transaction  Costs.   Transaction  costs  of  buying  and  selling  foreign
     securities, including brokerage tax and custody costs, are generally higher than those involved in domestic transactions.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS


The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively, "derivative instruments"). The Fund intends to use most derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.


The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;



JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.


Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.


When  the  Fund  invests  in a  derivative  instrument,  it may be  required  to segregate cash and other high-grade liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

SPECIAL SITUATIONS

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

See Appendix A for risks associated with certain other investments.

--------------------------------------------------------------------------------

PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund may measure performance in terms of yield or total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

Yield shows the rate of income the Fund earns on its investments as a percentage of the Fund's share price. It is calculated by dividing a Fund's net investment income for a 30-day period by the average number of shares entitled to receive dividends and dividing the result by the Fund's net asset value ("NAV") per share at the end of the 30-day period. Yield does not include changes in NAV.

Yields are calculated according to standardized SEC formulas and may not equal the income on an investor's account. Yield is usually quoted on an annualized basis. An annualized yield represents the amount you would earn if you remained in a Fund for a year and that Fund continued to have the same yield for the entire year.

THE FUND IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN OR YIELD COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. In addition, the Shareholder's Manual explains in detail the wide array of services and features you can establish on your account. These services may be modified or discontinued without shareholder approval.

HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading this prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 7:00 a.m.-1:00 a.m., and Saturday-Sunday: 10:00 a.m.-7:00 p.m., New York time.


--------------------------------------------------------------------------------
Minimum Investments
To open a new account                                                 $2,500
To open a new retirement account or UGMA/UTMA account                 $  500
To open a new account with an Automatic Investment Plan               $  500*
To add to any type of account                                         $  100

*There is a $100 minimum subsequent monthly investment. Minimums may be waived for certain accounts that participate in an automatic group billing purchase program or automatic payroll deduction program.
--------------------------------------------------------------------------------


TYPES OF ACCOUNT OWNERSHIP

If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application included with this prospectus:

o Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

o A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

o Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

o Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up your account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2.


Investors Fiduciary Trust Company serves as custodian for the Retirement Plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).


The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

o Individual Retirement Account: An IRA allows individuals under the age of 70 1/2 with earned income to contribute up to the lesser of $2,000 or 100% of compensation annually. Please refer to the Janus Funds IRA booklet for complete information regarding IRAs.

o Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

o Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

o Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
     Section 403(b)(7) Plan.



JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

HOW TO OPEN YOUR JANUS ACCOUNT

Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus Funds. Send all items to one of following addresses:

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375


Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923


INVESTOR SERVICE CENTERS


Janus Funds offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:


100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

HOW TO PURCHASE SHARES

PAYING FOR SHARES
When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

o Cash, credit cards, third party checks and credit card checks will not be accepted.

o    All purchases must be made in U.S. dollars.

o    Checks must be drawn on a U.S. bank and made payable to Janus Funds.

o If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

o If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

o    The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.


ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100. You may add to your account at any time through any of the following options:


BY MAIL

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE

This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you call to make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten business days after the form is received.

BY WIRE

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS


Automatic investing is an easy way to systematically add to your account. Janus offers several automatic investment plans to help investors achieve their financial goals as simply and conveniently as possible. Our automatic investment programs allow you to open an account with as little as $500 if you establish automatic monthly investments for $100 or more.

o    AUTOMATIC MONTHLY INVESTMENT PROGRAM
     You select the day each month that your money will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Investing" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.


o    PAYROLL DEDUCTION
     If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.


o    SYSTEMATIC EXCHANGE
     With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.


JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

HOW TO EXCHANGE SHARES

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING

To request an exchange in writing, please follow the instructions for written requests on page 10.

BY TELEPHONE

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an investor service representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

BY SYSTEMATIC EXCHANGE


As noted above, a Systematic Exchange may be established for as little as $100 a month.

EXCHANGE POLICIES


Please note our exchange policies:


o Except for Systematic Exchanges, the exchange minimum is $2,500, or the total account value if less than $2,500.

o You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges) free of charge. A $5 transaction fee may be deducted from your account for each additional exchange.


o Exchanges between accounts will be accepted only if the registrations are identical.

o If the shares you are exchanging are held in certificate form, you must return the certificate to the Fund prior to making any exchanges.

o Be sure that you read the prospectus for the fund into which you are exchanging.

o The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are detrimental to the Fund.

o An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

QUICK ADDRESS AND TELEPHONE REFERENCE

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375


Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923


Janus Investor Services 1-800-525-3713
To speak to a service representative.

JETS(R)    1-800-525-6125
For 24-hour access to account and fund information.

TDD      1-800-525-0056
A telecommunications device for our hearing and speech-impaired shareholders.

Janus QuotelineSM 1-800-525-0024
For automated daily quotes on fund share prices, yields and total returns.

Janus Literature Line      1-800-525-8983
To request a prospectus, shareholder reports or marketing materials.

HOW TO REDEEM SHARES

On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.



IN WRITING

To request a redemption in writing, please follow the instructions for written requests noted on page 10.

BY TELEPHONE

Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing.

This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m. New York time.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

SWPs allow you to redeem a specific dollar amount from your account on a regular basis. For more information on SWPs or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

o    BY CHECK
     Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

o    ELECTRONIC TRANSFER
     If you have established this option, your redemption proceeds will be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call 1-800-525-3713. There is no fee for this option.



JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

o    BY WIRE
     If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.


IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.


WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 8 and must include the following information:

     o    the name of the Fund
     o    the account number
     o    the amount of money or number of shares being redeemed
     o    the name(s) on the account
     o    the signature(s) of all registered account owners
     o    your daytime telephone number

o    SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

     o Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

     o UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

     o Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

     o Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

     o Trust: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

     o IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

PRICING OF FUND SHARES

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by 4:00 p.m. New York time. NAV per share is calculated by dividing the total value of the Fund's securities, and other assets, less liabilities, by the total number of shares outstanding. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SIGNATURE GUARANTEE

In addition to the signature requirements, A SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

o    The redemption exceeds $100,000.

o    You  would  like  the  check  made   payable  to  anyone   other  than  the
     shareholder(s) of record.

o You would like the check mailed to an address which has been changed within 10 days of the redemption request.

o You would like the check mailed to an address other than the address of record.

THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, brokers-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.



JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

JANUS ELECTRONIC TELEPHONE SERVICE (JETS(R))

JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other qualified plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. A Processing Organization may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. The Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.


TAXPAYER IDENTIFICATION NUMBER


On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES

Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.


ACCOUNT MINIMUMS

Minimum account requirements are noted on page 7. Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 annual maintenance fee (or the value of the account if less than $10) from accounts with values below the stated minimums or to close such accounts. Automatic Monthly Investment Program participants are subject to a $500 minimum so long as the program is not discontinued before the account value reaches
$2,500. It is expected that accounts will be valued and the $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.


INVOLUNTARY REDEMPTIONS


The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise detrimental to the Fund.

UNCASHED CHECKS

The Fund reserves the right to reinvest undeliverable or uncashed checks that remain outstanding for six months in shares of the Fund as of the date of cancellation. Any subsequent distributions may also be reinvested.


TELEPHONE TRANSACTIONS

You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of exchanges, calling the JETS line.

TEMPORARY SUSPENSION OF SERVICES

The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions or other shareholder services.

ADDRESS CHANGES

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES

To change the name on an account, the shares are generally  transferred to a new
account.  In  some  cases,  legal  documentation  may  be  required.   For  more
information call 1-800-525-3713.

STATEMENTS AND REPORTS


The Fund will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in our Automatic Monthly Investment Program and invest on a monthly basis, you will receive quarterly confirmations. Dividends will also be confirmed on a quarterly basis. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Fund, which includes a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to all accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.


JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

MANAGEMENT OF THE FUND

TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER


Janus Capital, 100 Fillmore, Denver, Colorado 80206-4923, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.


Janus Capital has served as investment adviser to certain series of the Trust since 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

PORTFOLIO MANAGER


Ronald V. Speaker is the Executive Vice President and portfolio manager of the Fund. Mr. Speaker joined Janus Capital in 1986 and has managed each of Janus Intermediate Government Securities Fund, Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund since their inceptions and has managed Janus Flexible Income Fund since December 1991. He holds a Bachelor of Arts in Finance from the University of Colorado and is a Chartered Financial Analyst.


PERSONAL INVESTING

Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts, subject to Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses. The SAI further explains the selection of broker-dealers.

BREAKDOWN OF MANAGEMENT EXPENSES AND EXPENSE LIMITS

The Fund pays Janus Capital a management fee equal, on an annual basis, to .75% of the first $300 million of average daily net assets and .65% of average daily net assets in excess of $300 million. The fee is accrued daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. Janus Capital will waive certain fees and expenses to the extent that the Fund's total expenses exceed 1.00% in any fiscal year. This waiver will be continued until at least October 31, 1996.


The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.


JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

OTHER SERVICE PROVIDERS

The following parties provide the Fund with administrative and other services.


Domestic Custodian
Investors Fiduciary Trust Company
127 W. 10th Street
Kansas City, Missouri 64105


Foreign Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217

Distributor
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206

Janus  Service  Corporation  and  Janus  Distributors,   Inc.  are  wholly-owned
subsidiaries  of  Janus  Capital.   Investors   Fiduciary  Trust  Company  is  a
wholly-owned subsidiary of State Street Bank and Trust Company.

OTHER INFORMATION

ORGANIZATION

The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective.


The Trust consists of 18 separate series, three of which currently offer two classes of shares. The Trust currently offers the other 17 series by other prospectuses.


SHAREHOLDER MEETINGS

The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

SIZE OF THE FUND

The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

MASTER/FEEDER OPTION


The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of the Fund, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.


JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

DISTRIBUTIONS

THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS ARE DECLARED DAILY AND PAID AS OF THE LAST BUSINESS DAY OF EACH MONTH. IF A MONTH BEGINS ON A SATURDAY, SUNDAY OR HOLIDAY, DIVIDENDS FOR THOSE DAYS ARE PAID AT THE END OF THE PRECEDING MONTH. CAPITAL GAINS DISTRIBUTIONS (IF ANY) ARE DECLARED AND PAID IN DECEMBER. NOTICES OF DIVIDENDS ARE MAILED AS OF EACH CALENDAR QUARTER END.

HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations.

"BUYING A DIVIDEND"

If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling 1-800-525-3713. The Fund offers the following options:


1.   Reinvestment  Option.  You may reinvest  your income  dividends and capital
     gains   distributions  in  additional  shares.   This  option  is  assigned
     automatically if no other choice is made.


2. Cash Option. You may receive your income dividends and capital gains distributions in cash.


3. Reinvest and Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.


4. Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon your residence.

TAXES ON DISTRIBUTIONS

Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

TAXATION OF THE FUND

Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meets these requirements so that any earnings on your investment will not be taxed twice.



JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

APPENDIX A


GLOSSARY OF INVESTMENT TERMS


This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objectives and policies. The Fund is not limited by this discussion and may invest in any other type of instruments permitted by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of these instruments.

I. EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Certificates of Participation ("COPs") are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933. Janus Capital may determine that such securities are liquid under guidelines established by the Trustees.

Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk bonds are securities that are rated below investment grade by the primary rating agencies (BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with a PFIC prior to the actual receipt of any such income.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors. Janus Capital may determine that such securities are liquid pursuant to procedures adopted by the Trustees.

Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

Tender option bonds are generally long-term securities that have been coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.




JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.


Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero  coupon  bonds are debt  securities  that do not pay  interest  at  regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Strips are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of non-dollar denominated securities or to reduce the impact of currency appreciation on purchases of non-dollar denominated securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).


Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. Such mechanism may increase the volatility of the security's market value.


Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.



JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

APPENDIX B

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD &POOR'S RATINGS SERVICES

Bond Rating       Explanation
--------------------------------------------------------------------------------
Investment Grade
----------------
AAA Highest rating; extremely strong capacity to pay principal and interest.
AA High quality; very strong capacity to pay principal and interest.
A Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Noninvestment Grade
-------------------

BB, B,
CCC, CC, C          Predominantly  speculative  with  respect  to  the  issuer's capacity to meet required  interest and principal  payments.
                    BB - lowest degree of speculation; C - the highest degree of
                    speculation.    Quality   and   protective   characteristics
                    outweighed by large uncertainties or major risk exposure to adverse conditions.


D                   In default.
--------------------------------------------------------------------------------
MOODY'S INVESTORS SERVICE, INC.

Investment Grade
----------------
Aaa                 Highest quality, smallest degree of investment risk.
Aa                  High  quality;  together  with Aaa bonds,  they  compose the high-grade bond group.
A                   Upper-medium  grade obligations;  many favorable  investment attributes.
Baa                 Medium-grade  obligations;   neither  highly  protected  nor
                    poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Noninvestment Grade
-------------------
Ba More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca Speculative in a high degree; could be in default or have other marked shortcomings.
C Lowest-rated; extremely poor prospects of ever attaining investment standing.


--------------------------------------------------------------------------------
*Unrated securities are treated as noninvestment grade unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities may be treated as investment grade so long as at least one major agency has rated the security as investment grade.


JANUS HIGH-YIELD FUND PROSPECTUS                               NOVEMBER 28, 1995

CONTENTS

THE FUND AT A GLANCE
Brief description of the Fund .............................................    1
EXPENSE INFORMATION
The Fund's annual operating expenses ......................................    1
THE FUND IN DETAIL

The Fund's Investment Objective ...........................................    2

Types of Investments ......................................................    2
General Portfolio Policies ................................................    3
Additional Risk Factors ...................................................    4
PERFORMANCE TERMS
An Explanation of Performance Terms .......................................    6
SHAREHOLDER'S MANUAL
Types of Account Ownership ................................................    7
How to Open an Account ....................................................    8
How to Purchase Shares ....................................................    8
How to Exchange Shares ....................................................    9
How to Redeem Shares ......................................................    9
  SHAREHOLDER SERVICES AND ACCOUNT POLICIES
JETS(R) ...................................................................   11
Transactions Through Processing Organizations .............................   11

Taxpayer Identification Number ............................................   11

Share Certificates ........................................................   11

Account Minimums ..........................................................   11

Involuntary Redemptions ...................................................   11

Uncashed Checks ...........................................................   11

Telephone Transactions ....................................................   11
Making Changes to Your Account ............................................   11
Statements and Reports ....................................................   11
MANAGEMENT OF THE FUND

Investment Adviser and Portfolio Manager ..................................   12

Management Expenses .......................................................   12
Portfolio Transactions ....................................................   12
Other Service Providers ...................................................   13
Other Information .........................................................   13
DISTRIBUTIONS AND TAXES

Distributions .............................................................   14
Taxes .....................................................................   14

APPENDIX A

Glossary of Investment Terms ..............................................   15




                                     [LOGO]

                               JANUS OLYMPUS FUND


                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 1-800-525-3713

                                   Prospectus
                               November 28, 1995




Janus Olympus Fund (the "Fund") is a no-load, nondiversified mutual fund that seeks long-term growth of capital. The Fund pursues its objective by investing primarily in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies. The Fund is recently organized and has a limited operating history.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 7.

The Fund is a portfolio of Janus Investment Fund (the "Trust") which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.


Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated November 28, 1995, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above.


THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:

The investment objective of the Fund is long-term growth of capital.

PRIMARY HOLDINGS:

The Fund is a nondiversified fund that pursues its investment objective by investing primarily in common stocks of companies of any size.

SHAREHOLDER'S INVESTMENT HORIZON:

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in foreign and domestic common stocks. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:


Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 25 years and currently manages more than $30 billion in assets.


FUND MANAGER:

Scott W. Schoelzel

FUND INCEPTION:

December 1995


EXPENSE INFORMATION

The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES


Maximum sales load imposed on purchases                None
Maximum sales load imposed on reinvested dividends     None
Deferred sales charges on redemptions                  None
Redemption fees*                                       None
Exchange fee**                                         None

*    There is an $8 service fee for redemptions by wire.
** You may be charged a $5 transaction fee for excessive exchanges. See "How to Exchange Shares" on page 9.



ANNUAL FUND OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

Management Fee                       .82%
Other Expenses                       .40%
Total Fund Operating Expenses       1.22%


EXAMPLE(1)

--------------------------------------------------------------------------------
                                                  1 Year         3 Years
--------------------------------------------------------------------------------
Assume you invest $1,000, the Fund
returns 5% annually and the expense
ratio remains as listed above. This
example shows the operating expenses
that you would indirectly bear as an
investor in the Fund.                              $12             $39
--------------------------------------------------------------------------------
(1) The fees and expenses in the table and example above are based on the estimated fees and expenses that the Fund expects to incur in its initial fiscal year.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.



JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995

THE FUND IN DETAIL


This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of the Fund's investments (and certain of the risks associated with those investments). You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.


Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital. It is a nondiversified fund that pursues its objective by investing primarily in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies.

TYPES OF INVESTMENTS

The Fund invests substantially all of its assets in common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. Debt securities that the Fund may purchase include corporate bonds and debentures (not to exceed 35% of net assets in high-yield/high-risk bonds); government securities; mortgage- and asset-backed securities (not to exceed 25% of assets); zero-coupon bonds (not to exceed 10% of assets); indexed/structured notes; high-grade commercial paper; certificates of deposit; and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities and money market funds (including money market funds managed by Janus Capital) as a means of receiving a return on idle cash.


When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual -- they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's cash position increases, it might not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.


The Fund may invest without limit in foreign equity and debt securities. The Fund may use options, futures and other types of derivatives for hedging purposes or as a means of enhancing return. See "Additional Risk Factors" on page 4. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.


See Appendix A for a further description of the Fund's investments.


THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE FUND.

HOW ARE COMMON STOCKS SELECTED?

The Fund invests substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager takes a "bottom up" approach to building the portfolio. In other words, the manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its primary objective.

ARE THE SAME CRITERIA USED TO SELECT FOREIGN STOCKS?

Generally, yes. The portfolio manager seeks companies with earnings growth potential, regardless of country of organization or place of principal business activity. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks. See "Additional Risk Factors" on page 4.

--------------------------------------------------------------------------------

WHAT IS THE MAIN RISK OF INVESTING IN A COMMON STOCK FUND?

The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 4.



JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995

HOW DOES A DIVERSIFIED FUND DIFFER FROM A NONDIVERSIFIED FUND?

A "nondiversified" fund, such as the Fund, has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund.

--------------------------------------------------------------------------------

HOW DOES THE FUND TRY TO REDUCE RISK?

The Fund may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk when investing directly in foreign markets. See "Additional Risk Factors" on page 4. In addition, to the extent that the Fund holds a larger cash position, it may not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

GENERAL PORTFOLIO POLICIES

The Fund will follow the general policies listed below in investing its portfolio assets. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION


The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or non-diversified. The Fund is a nondiversified fund under the 1940 Act and is subject to the following requirements:


o As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 50% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

o    The Fund will invest no more than 25% of its assets in a single issuer.

o The Fund reserves the right to become a diversified company by limiting the investments in which more than 5% of its total assets are invested.

INDUSTRY CONCENTRATION

As a fundamental policy, the Fund will not invest more than 25% of its total assets in any particular industry. This policy does not apply to U.S. government securities.

PORTFOLIO TURNOVER

The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.

ILLIQUID INVESTMENTS


The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital may determine that securities that cannot be sold to the U.S. public but that can be sold to institutional investors (for example, Rule 144A securities) are liquid. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and certain other securities, including privately placed commercial paper.


BORROWING AND LENDING

The Fund may borrow money and lend securities or other assets, as follows:

o The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

o As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such



JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995
borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.



ADDITIONAL RISK FACTORS

INVESTMENTS IN SMALLER COMPANIES

SMALLER OR NEWER COMPANIES MAY SUFFER MORE SIGNIFICANT LOSSES AS WELL AS REALIZE MORE SUBSTANTIAL GROWTH THAN LARGER OR MORE ESTABLISHED ISSUERS.

The Fund may invest in companies that have relatively small revenues, have a small share of the market for their products or services, or have limited geographic or product markets. Small companies may lack depth of management, they may be unable to generate internally funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of small companies held by the Fund may have limited trading markets that may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

SPECIAL SITUATIONS

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

FOREIGN SECURITIES

INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:


o Currency Risk. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.


o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o    Transaction  Costs.   Transaction  costs  of  buying  and  selling  foreign
     securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS


The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use most derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.


The use of derivative instruments exposes the Fund to additional investment risks and



JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995
transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.


Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.


When  the  Fund  invests  in a  derivative  instrument,  it may be  required  to segregate cash and other high-grade liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK BONDS

HIGH-YIELD/HIGH RISK BONDS (OR "JUNK" BONDS) ARE DEBT SECURITIES RATED BELOW INVESTMENT GRADE BY THE PRIMARY RATING AGENCIES (STANDARD & POOR'S AND MOODY'S). THE FUND EXPECTS THAT ITS HOLDINGS OF LOWER RATED SECURITIES, IF ANY, WILL CONSIST PRIMARILY OF BONDS RATED IN THE HIGHEST TWO TIERS OF NONINVESTMENT GRADE SECURITIES.


The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes, political changes and other developments adverse to the company, and lower quality securities may have less liquid markets than higher quality securities. Investments in issuers issuing high-yield securities are considered to be more speculative than higher quality investments. Please refer to the SAI for a description of bond rating categories.


See Appendix A for risks associated with certain other investments.



JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995

PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

THE FUND IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995

SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. In addition, the Shareholder's Manual explains in detail the wide array of services and features you can establish on your account. These services may be modified or discontinued without shareholder approval.

HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading this prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 7:00 a.m.-1:00 a.m., and Saturday-Sunday: 10:00 a.m.-7:00 p.m., New York time.

--------------------------------------------------------------------------------
MINIMUM INVESTMENTS


To open a new account .............................................      $2,500
To open a new retirement account or UGMA/UTMA account .............      $  500
To open a new account with an Automatic Investment Plan ...........      $  500*
To add to any type of account .....................................      $  100

* There is a $100 minimum subsequent monthly investment. Minimums may be waived for certain accounts that participate in an automatic group billing purchase program or automatic payroll deduction program.
--------------------------------------------------------------------------------


TYPES OF ACCOUNT OWNERSHIP

If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application included with this prospectus:

o Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

o A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/ UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

o Trust. An established trust can open a Fund account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

o Business Accounts. Corporations and partnerships may also open a Fund account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up an account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2.


Investors Fiduciary Trust Company serves as custodian for the Retirement Plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).


The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

o Individual Retirement Account ("IRA"): An IRA allows individuals under the age of 70 1/2 with earned income to contribute up to the lesser of $2,000 or 100% of compensation annually. Please refer to the Janus Funds IRA booklet for complete information regarding IRAs.

o Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

o Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

o Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
     Section 403(b)(7) Plan.



JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995

HOW TO OPEN YOUR JANUS ACCOUNT

Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus Funds. Send all items to one of following addresses:

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375


Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923


INVESTOR SERVICE CENTERS


Janus Funds offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:


100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

HOW TO PURCHASE SHARES

PAYING FOR SHARES

When you purchase shares, your request will be processed at the next net asset value ("NAV") calculated after your order is received and accepted. Please note the following:

o Cash, credit cards, third party checks and credit card checks will not be accepted.

o    All purchases must be made in U.S. dollars.

o    Checks must be drawn on a U.S. bank and made payable to Janus Funds.

o If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

o If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

o    The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.


ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100. You may add to your account at any time through any of the following options:


BY MAIL

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE

This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you call to make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

BY WIRE

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS


Automatic investing is an easy way to systematically add to your account. Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. Our automatic investment programs allow you to open an account with as little as $500 if you establish automatic monthly investments for $100 or more.

o    AUTOMATIC MONTHLY INVESTMENT PROGRAM
     You select the day each month that your money will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Investing" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.




o    PAYROLL DEDUCTION
     If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.


o    SYSTEMATIC EXCHANGE
     With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on


JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995
     any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING

To request an exchange in writing, please follow the instructions for written requests noted on page 10.

BY TELEPHONE

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an investor service representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

BY SYSTEMATIC EXCHANGE


As noted above, a Systematic Exchange may be established for as little as $100 a month.

EXCHANGE POLICIES


Please note our exchange policies:


o Except for Systematic Exchanges, the exchange minimum is $2,500, or the total account value if less than $2,500.

o You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges) free of charge. A $5 transaction fee may be deducted from your account for each additional exchange.


o Exchanges between accounts will be accepted only if the registrations are identical.

o If the shares you are exchanging are held in certificate form, you must return the certificate to the Fund prior to making any exchanges.

o    Be sure to read the prospectus for the fund into which you are exchanging.

o The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are detrimental to the Fund.

o An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

QUICK ADDRESS AND TELEPHONE REFERENCE

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375


Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923


Janus Investor Services 1-800-525-3713
To speak to a service representative.

JETS(R)    1-800-525-6125
For 24-hour access to account and fund information.

TDD      1-800-525-0056
A telecommunications device for our hearing and speech-impaired shareholders.

Janus QuotelineSM 1-800-525-0024
For automated daily quotes on fund share prices, yields and total returns.

Janus Literature Line      1-800-525-8983
To request a prospectus, shareholder reports or marketing materials.

HOW TO REDEEM SHARES

On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.



IN WRITING

To request a redemption in writing, please follow the instructions for written requests noted on page 10.

BY TELEPHONE

Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing.

This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m. New York time.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

SWPs allow you to redeem a specific dollar amount from your account on a regular basis. For more information on SWPs or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

o    BY CHECK
     Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

o    ELECTRONIC TRANSFER
     If you have established this option, your redemption proceeds will be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call 1-800-525-3713. There is no fee for this option.

o    BY WIRE
     If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated



JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995
     bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.


IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.


WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 8 and must include the following information:

     o    the name of the Fund
     o    the account number
     o    the amount of money or number of shares being redeemed
     o    the name(s) on the account
     o    the signature(s) of all registered account owners
     o    your daytime telephone number

o    SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

     o Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

     o UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

     o Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

     o Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act, must accompany the request.

     o Trust: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

     o IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

PRICING OF FUND SHARES

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by 4:00 p.m. New York time. NAV per share is calculated by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of shares outstanding. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SIGNATURE GUARANTEE

In addition to the signature requirements, A SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

o    The redemption exceeds $100,000.

o    You  would  like  the  check  made   payable  to  anyone   other  than  the
     shareholder(s) of record.

o You would like the check mailed to an address that has been changed within 10 days of the redemption request.

o You would like the check mailed to an address other than the address of record.

THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.



JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

JANUS ELECTRONIC TELEPHONE SERVICE (JETS(R))

JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other qualified plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. The Processing Organization may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. The Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.


TAXPAYER IDENTIFICATION NUMBER


On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES

Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.


ACCOUNT MINIMUMS

Minimum account requirements are noted on page 7. Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 annual maintenance fee (or the value of the account if less than $10) from accounts with values below the stated minimums or to close such accounts. Automatic Monthly Investment Program participants are subject to a $500 minimum so long as the program is not discontinued before the account value reaches
$2,500. It is expected that accounts will be valued and the $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.


INVOLUNTARY REDEMPTIONS


The Fund reserves the right to close an account if the shareholder is deemed to engaged in activities which are illegal or otherwise detrimental to the Fund.

UNCASHED CHECKS

The Fund reserves the right to reinvest undeliverable or uncashed checks that remain outstanding for six months in shares of the Fund as of the date of cancellation. Any subsequent distributions may also be reinvested.


TELEPHONE TRANSACTIONS

You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of exchanges, calling the JETS line.

TEMPORARY SUSPENSION OF SERVICES

The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

ADDRESS CHANGES

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES

To change the name on an account, the shares are generally  transferred to a new
account.  In  some  cases,  legal  documentation  may  be  required.   For  more
information call 1-800-525-3713.

STATEMENTS AND REPORTS


The Fund will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in our Automatic Monthly Investment Program and invest on a monthly basis, you will receive quarterly confirmation statements unless monthly statements are requested. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Fund, which includes a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to all accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.


JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995

MANAGEMENT OF THE FUND

TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER


Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.


Janus Capital has served as investment adviser to certain series of the Trust since 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

PORTFOLIO MANAGER


Scott W. Schoelzel is the Executive Vice President and portfolio manager of the Fund. Mr. Schoelzel is Vice President of Janus Capital, where he has been employed since January 1994. From 1991 to 1993, Mr. Schoelzel was a portfolio manager with Founders Asset Management, Denver, Colorado. Prior to 1991, he was a general partner of Ivy Lane Investments, Denver, Colorado (a real estate investment partnership). He holds a Bachelor of Arts in Business from Colorado College.


PERSONAL INVESTING

Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts, subject to Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses. The SAI further explains the selection of broker-dealers.

BREAKDOWN OF MANAGEMENT EXPENSES AND EXPENSE LIMITS

The Fund pays Janus Capital a management fee which is accrued daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

Average Daily Net             Annual Rate
Assets of Fund                Percentage (%)
--------------------------------------------
First $ 30 Million            1.00%
Next $270 Million              .75%
Next $200 Million              .70%
Over $500 Million              .65%
--------------------------------------------


The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Janus Capital will reduce its management fee to the extent that Fund expenses exceed statutory limits imposed by state securities regulators.


JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995

OTHER SERVICE PROVIDERS

The following parties provide the Fund with administrative and other services.


Domestic Custodian
Investors Fiduciary Trust Company
127 W. 10th Street
Kansas City, Missouri 64105


Foreign Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217

Distributor
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206

Janus  Service  Corporation  and  Janus  Distributors,   Inc.  are  wholly-owned
subsidiaries  of  Janus  Capital.   Investors   Fiduciary  Trust  Company  is  a
wholly-owned subsidiary of State Street Bank and Trust Company.

OTHER INFORMATION

ORGANIZATION

The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective.


The Trust consists of 18 separate series, three of which currently offer two classes of shares. The Trust currently offers the other 17 series by other prospectuses.


SHAREHOLDER MEETINGS

The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

SIZE OF THE FUND

The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

MASTER/FEEDER OPTION


The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of the Fund, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.


JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ARE DECLARED AND PAID IN DECEMBER.

HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations.

"BUYING A DIVIDEND"

If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling 1-800-525-3713. The Fund offers the following options:


1.   Reinvestment  Option.  You may reinvest  your income  dividends and capital
     gains   distributions  in  additional  shares.   This  option  is  assigned
     automatically if no other choice is made.


2. Cash Option. You may receive your income dividends and capital gains distributions in cash.


3. Reinvest and Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.


4. Redirect Option. You may direct your dividends or capital gains into another Janus fund.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon your residence.

TAXES ON DISTRIBUTIONS

Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

TAXATION OF THE FUND

Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.



JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995

APPENDIX A


GLOSSARY OF INVESTMENT TERMS


This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other type of instruments permitted by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of these instruments.

I. EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933. Janus Capital may determine that such securities are liquid under guidelines established by the Trustees.

Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk bonds are securities that are rated below investment grade by the primary rating agencies (BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with a PFIC prior to the actual receipt of any such income.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors. Janus Capital may determine that such securities are liquid pursuant to procedures adopted by the Trustees.

Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at specified price.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities,



JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995
agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities are typically sold in this manner.

Zero  coupon  bonds are debt  securities  that do not pay  interest  at  regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Strips are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of non-dollar denominated securities or to reduce the impact of currency appreciation on purchases of non-dollar denominated securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.



JANUS OLYMPUS FUND PROSPECTUS                                  NOVEMBER 28, 1995

                                     [LOGO]
                             JANUS HIGH-YIELD FUND


                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 (800) 525-3713

                      STATEMENT OF ADDITIONAL INFORMATION
                               November 28, 1995






     Janus High-Yield Fund (the "Fund") is a no-load mutual fund that seeks to obtain high current income as its primary investment objective. Capital appreciation is a secondary objective when consistent with the primary objective. The Fund seeks to achieve these objectives by investing primarily in high-yield, high-risk fixed-income securities.

     The Fund is a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund is managed by Janus Capital Corporation ("Janus Capital").


     This Statement of Additional Information ("SAI") is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated November 28, 1995, which is incorporated by reference into this SAI and may be obtained from the Trust at the above address. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus.

                             JANUS HIGH-YIELD FUND
                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                            Page
--------------------------------------------------------------------------------
Investment Policies, Restrictions and Techniques ..........................    3

  Investment Objectives ...................................................    3

  Portfolio Policies ......................................................    3

  Investment Restrictions .................................................    3

  Types of Securities and Investment Techniques ...........................    5

    Illiquid Investments ..................................................    5

    Zero Coupon, Pay-In-Kind and Step Coupon Securities ...................    5

    Pass-Through Securities ...............................................    5

    Repurchase and Reverse Repurchase Agreements ..........................    6


    Joint Accounts ........................................................    7

    Depositary Receipts ...................................................    7


    Futures, Options and Other Derivative Instruments .....................    7

Investment Adviser ........................................................   14

Custodian, Transfer Agent and Certain Affiliations ........................   15

Portfolio Transactions and Brokerage ......................................   16

Officers and Trustees .....................................................   17

Purchase of Shares ........................................................   19

  Net Asset Value Determination ...........................................   19

  Reinvestment of Dividends and Distributions .............................   19

Redemption of Shares ......................................................   20

Shareholder Accounts ......................................................   20


  Telephone Transactions ..................................................   20


  Systematic Withdrawals ..................................................   20

Retirement Plans ..........................................................   20

Income Dividends, Capital Gains Distributions and Tax Status ..............   21

Miscellaneous Information .................................................   21

  Shares of the Trust .....................................................   22

  Voting Rights ...........................................................   22

  Independent Accountants .................................................   22

  Registration Statement ..................................................   22

Performance Information ...................................................   22
--------------------------------------------------------------------------------

INVESTMENT POLICIES, RESTRICTIONS AND TECHNIQUES

INVESTMENT OBJECTIVES

     As stated in the Prospectus, the Fund's investment objective is high current income with capital appreciation as a secondary objective. There can be no assurance that the Fund will achieve its objectives. The investment objectives of the Fund are not fundamental and may be changed by the Trustees without shareholder approval.

PORTFOLIO POLICIES

     The Prospectus discusses the types of securities in which the Fund will invest, portfolio policies of the Fund and the investment techniques of the Fund. The Prospectus includes a discussion of portfolio turnover rates.

     Portfolio turnover is calculated by dividing total long-term purchases or sales, whichever is less, by the average monthly value of a fund's long-term portfolio securities. The Fund anticipates that its portfolio turnover rate will be approximately 200%.

INVESTMENT RESTRICTIONS

     As indicated in the Prospectus, the Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Fund if a matter affects just the Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund) are present or represented by proxy. As fundamental policies, the Fund may not:

     (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets.

     (2) Invest more than 25% of the value of its assets in any particular industry (other than U.S. government securities).

     (3) Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

     As a fundamental policy, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

     The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities shall be deemed to be without value for the purpose of monitoring this policy.

     (b) The Fund will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

     (c) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options and forward contracts are not deemed to constitute selling securities short.

     (d) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (e) The Fund does not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Fund invests in a money market fund, Janus Capital will reduce its advisory fee by the amount of any investment advisory and administrative services fees paid to the investment manager of the money market fund.

     (f) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options or forward contracts, or the segregation of assets in connection with such contracts.

     (g) The Fund does not intend to purchase securities of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the cost of the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchase.

     (h) The Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

     (i) The Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (j) The Fund does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (k) The Fund may not invest in companies for the purpose of exercising control of management.

     For purposes of the Fund's restriction on investing in a particular industry, the Fund will rely primarily on industry classifications as published by Bloomberg L.P., provided that financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry). To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").

TYPES OF SECURITIES AND INVESTMENT TECHNIQUES

ILLIQUID INVESTMENTS


     The Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees of the Fund have authorized Janus Capital to make liquidity determinations with respect to its securities, including Rule 144A Securities and commercial paper. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a Nationally Recognized Statistical Rating Organization.


ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

     The Fund may invest in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

PASS-THROUGH SECURITIES

     The Fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Fund. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

     The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble

GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of the Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

     In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security or "collateral." The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.


     The Fund may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities. In a reverse repurchase agreement, the Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

JOINT ACCOUNTS

     Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.


DEPOSITARY RECEIPTS

     The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Fund may also invest in European Depositary Receipts ("EDRs"), receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and in other similar instruments representing securities of foreign companies. EDRs, in bearer form, are designed for use in European securities markets.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

     Futures Contracts. The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets by the Fund's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian.

     The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in high-grade liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

     The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

     Futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

     Options on Futures Contracts. The Fund may buy and write put and call options on futures contracts. An option on a future gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


     Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


     The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in a foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

     The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or high-grade liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or high-grade liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract or the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

     Options on Foreign Currencies. The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

     The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or high-grade liquid assets in a segregated account with the Fund's custodian.

     The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Fund will collateralize the option by segregating cash or high-grade liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly.

     A put option written by the Fund is "covered" if the Fund (i) segregates cash not available for investment or high-grade liquid assets with a value equal to the exercise price of the put with the Fund's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high-grade liquid assets in a segregated account with its custodian.

     The Fund also may write call options that are not covered for cross-hedging purposes. The Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or high-grade liquid assets in an amount not less than the market value of the underlying security, marked to market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.
Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited high-grade liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.

     The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

     The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

     Swaps and Swap-Related Products. The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or high-grade liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will segregate cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

     Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments. Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

     Options  on  foreign   currencies   traded  on  Exchanges  are  within  the
jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

INVESTMENT ADVISER


     As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, pay the salaries, fees and expenses of all Fund officers and of those Trustees who are affiliated with Janus Capital, and pay all expenses of promoting the sale of Fund shares other than the cost of complying with applicable laws relating to the offer or sale of shares of the Fund. Janus Capital also may make payments to selected broker-dealer firms or institutions which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund.

     The Fund pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, costs of preparing, printing and mailing the Fund's Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination and Fund accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs.


     The Fund has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of .75% of the first $300 million of the Fund's average daily net assets and .65% of average daily net assets in excess of $300 million. Janus Capital has agreed to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund's normal operating expenses chargeable to its income account in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed the most restrictive limitation imposed by any state. The Fund believes that the most restrictive limitation currently effective is 2.50% of the first $30 million of average daily net assets, plus 2.00% of the next $70 million of average daily net assets, plus 1.50% of the balance of the Fund's average daily net assets for a fiscal year. In addition, Janus Capital has agreed until at least October 31, 1996, to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund's normal operating expenses chargeable to its income account in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the average daily net assets for a fiscal year.

     The current Advisory Agreement became effective on September 27, 1995, and it will continue in effect until June 16, 1997, and thereafter from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares of the Fund or the Trustees. The Advisory Agreement i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice;
ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including the Trustees who are not interested persons of the Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account.

     Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

     As indicated in the Prospectus, Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a Janus Capital policy regarding personal investing by directors, officers and employees of Janus Capital and the Fund. The policy requires investment personnel and officers of Janus Capital, inside directors of Janus Capital and the Fund and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Fund.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/Trustees of Janus Capital and the Fund to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.

     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS


     Investors Fiduciary Trust Company ("IFTC"), 127 W. 10th Street, Kansas City, Missouri 64105, has custody of the securities and cash of the Fund maintained in the United States. IFTC is a wholly-owned subsidiary of State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, Massachusetts 02101. State Street and the foreign subcustodians selected by it and approved by the Trustees, have custody of the assets of the Fund held outside the U.S. and cash incidental thereto. State Street may also have custody of certain domestic and foreign securities held in connection with repurchase agreements. The custodians and subcustodians hold the Fund's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Fund.


     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Fund.


     Janus Distributors, Inc. ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206, a wholly-owned subsidiary of Janus Capital, is a distributor of the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.


     For transfer agency and other services, Janus Service receives a fee calculated at an annual rate of $16 per Fund shareholder account. In addition, the Fund pays DST Systems, Inc. ("DST"), a subsidiary of KCSI, license fees for the use of DST's shareholder accounting and portfolio and fund accounting systems, and postage and forms costs of a DST affiliate incurred in mailing Fund shareholder transaction confirmations.

     The Trustees have authorized the Fund to use another affiliate of DST as introducing broker for certain Fund portfolio transactions as a means to reduce Fund expenses through a credit against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage."

PORTFOLIO TRANSACTIONS AND BROKERAGE


     Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Fund may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.


     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the fund or to a third party service provider to the fund to pay fund expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above.

     Janus Capital may use research products and services in servicing other accounts in addition to the Fund. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Fund. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.


     Janus Capital may consider sales of Fund shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Fund shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

     When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

     The Fund's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.

OFFICERS AND TRUSTEES

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years. In August 1992, Janus Venture Fund, Inc. and Janus Twenty Fund, Inc. (both separate Maryland corporations) and the Janus Income Series (a Massachusetts business trust comprised of the Janus Flexible Income Fund and Janus Intermediate Government Securities Fund series) were reorganized into separate series of the Trust. In general, all references to Trust offices in this section include comparable offices with the respective predecessor funds, unless a Trust office was filled subsequent to the reorganization.


Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street
Denver, CO 80206-4923
     Trustee, Chairman and President of Janus Aspen Series. Chairman, Director and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Trustee  and  Executive  Vice  President  of  Janus  Aspen  Series.   Chief
     Investment Officer, Vice President, and Director of Janus Capital. Executive Vice President and Portfolio Manager of Janus Fund and Janus Balanced Fund series of the Trust.

Ronald V. Speaker* - Executive Vice President and Portfolio Manager
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Flexible Income Fund, Janus Intermediate Government Securities Fund, Janus Short-Term Bond Fund, Janus Federal Tax-Exempt Fund and Janus High-Yield Fund series of the Trust. Executive Vice President of Janus Aspen Series. Vice President of Janus Capital. Formerly, securities analyst and research associate at Janus Capital (1986 to 1992).

David C. Tucker* - Vice President and General Counsel
100 Fillmore Street
Denver, CO 80206-4923
     Vice President and General Counsel of Janus Aspen Series. Vice President, Secretary and General Counsel of Janus Capital. Vice President, General Counsel and Director of Janus Service and Janus Distributors.

Steven R. Goodbarn* - Treasurer and Chief Financial Officer
100 Fillmore Street
Denver, CO 80206-4923
     Treasurer and Chief Financial Officer of Janus Aspen Series. Vice President of Finance and Treasurer of Janus Service, Janus Distributors and Janus Capital. Director of IDEX and Janus Distributors. Formerly (1979 to 1992), with the accounting firm of Price Waterhouse LLP, Denver, Colorado, and Kansas City, Missouri.



--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.

Kelley Abbott Howes* - Secretary
100 Fillmore Street
Denver, CO 80206-4923
     Secretary of Janus Aspen Series. Associate Counsel of Janus Capital. Formerly (1990 to 1994) with The Boston Company Advisors, Inc., Boston, Massachusetts (mutual fund administration and advisory services).


John W. Shepardson# - Trustee
910 16th Street, Suite 222
Denver, CO 80202
     Trustee of Janus Aspen Series. Historian.

William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee of Janus Aspen Series. President of HPS Corporation, Boulder, Colorado (manufacturer of vacuum fittings and valves).

Gary O. Loo - Trustee
102 N. Cascade Avenue, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Aspen Series. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments) since 1987.

Dennis B. Mullen - Trustee
1601 114th Avenue, SE
Alderwood Building, Suite 130
Bellevue, WA 98004
     Trustee of Janus Aspen Series. President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain). Formerly (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).

Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Aspen Series. Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).

     The Trustees are responsible for major decisions relating to the Fund's objective, policies and techniques. The Trustees also supervise the operation of the Fund by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Agreement and Declaration of Trust ("Declaration of Trust"), Massachusetts law or the 1940 Act.

     The following table shows the aggregate compensation paid to each Trustee by the Fund and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement from the Fund or the Janus Funds.


--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.

                                                  Aggregate Compensation            Total Compensation from the
                                                from the Fund for fiscal year      Janus Funds for calendar year
Name of Person, Position                          ended October 31, 1995**           ended December 31, 1994***
----------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman*                                $     0                              $     0
James P. Craig, Trustee*+                                  $     0                              $     0
John W. Shepardson, Trustee                                $     0                              $39,250
William D. Stewart, Trustee                                $     0                              $39,250
Gary O. Loo, Trustee                                       $     0                              $39,250
Dennis B. Mullen, Trustee                                  $     0                              $39,250
Martin H. Waldinger, Trustee                               $     0                              $39,250
----------------------------------------------------------------------------------------------------------------

* An interested person of the Fund and of Janus Capital. Compensated by Janus Capital and not the Fund.
**   The Fund had not commenced operations as of October 31, 1995.
*** As of December 31, 1994, Janus Funds consisted of two registered investment companies comprised of a total of 20 funds.
+    Mr. Craig became a Trustee as of June 30, 1995.

PURCHASE OF SHARES

     As stated in the Prospectus, Janus Distributors is a distributor of the Fund's shares. Shares of the Fund are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE") next occurring after a purchase order is received and accepted by the Fund. The Shareholder's Manual Section of the Prospectus contains detailed information about the purchase of shares.

NET ASSET VALUE DETERMINATION


     As stated in the Prospectus, the net asset value ("NAV") of Fund shares is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per share NAV of the Fund is determined by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Fund are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Fund and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.


     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's NAV is not calculated. The Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     If investors do not elect in writing or by phone to receive their dividends and distributions in cash, all income dividends and capital gains distributions, if any, on the Fund's shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first business day following the record date. Dividend statements will be mailed at the end of each calendar quarter. Checks for cash dividends and distributions and confirmations of reinvestments are usually mailed to shareholders within ten days after the record date. Any election of the manner in which a shareholder wishes to receive dividends and distributions (which may be made on the New Account Application form or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that the Fund receives such notice. Investors receiving cash distributions and dividends may elect in writing or by phone to change back to automatic reinvestment at any time.

REDEMPTION OF SHARES

     Procedures for redemption of shares are set forth in the Shareholder's Manual section of the Prospectus. Shares normally will be redeemed for cash, although the Fund retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.



     The right to require the Fund to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS

     Detailed information about the general procedures for shareholder accounts and specific types of accounts is set forth in the Prospectus. Applications for specific types of accounts may be obtained by calling the Fund at 1-800-525-3713 or writing to the Fund at P.O. Box 173375, Denver, Colorado 80217-3375.


TELEPHONE TRANSACTIONS

     As stated in the Prospectus, shareholders may initiate a number of transactions by telephone. The Fund, its transfer agent and its distributor disclaim responsibility for the authenticity of instructions received by telephone. Such entities will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and tape recording telephone conversations.


SYSTEMATIC WITHDRAWALS

     As stated in the Shareholder's Manual section of the Prospectus, if you have a regular account or are eligible for normal distributions from a retirement plan, you may establish a systematic withdrawal program. The payments will be made from the proceeds of periodic redemptions of shares in the account at the NAV. Depending on the size or frequency of the disbursements requested, and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account. Either an investor or the Fund, by written notice to the other, may terminate the investor's systematic withdrawal program without penalty at any time.

     Information about requirements to establish a systematic withdrawal program may be obtained by writing or calling the Fund at the address or phone number shown above.

RETIREMENT PLANS


     The Fund offers several different types of tax-deferred retirement plans that an investor may establish to invest in Fund shares, depending on rules prescribed by the Code. The Individual Retirement Account ("IRA") may be used by most individuals who have taxable compensation. Simplified Employee Pension Plans ("SEPs") and Defined Contribution Plans (Profit Sharing or Money Purchase Pension Plans) may be used by most employers, including corporations, partnerships and sole proprietors, for the benefit of business owners and their employees. In addition, the Fund offers a Section 403(b)(7) Plan for employees of educational organizations and other qualifying tax-exempt organizations. Investors should consult their tax advisor or legal counsel before selecting a retirement plan.

     Contributions under IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions will be invested at the direction of the participant. The investment is then held by IFTC as custodian. Each participant's account is charged an annual fee of $12. There is a maximum annual fee of $24 per taxpayer identification number. In lieu of the annual fee, a special nonrefundable one-time fee of $100 may be paid. This fee covers all retirement plans discussed above that are maintained under the same taxpayer identification number in any series of the Trust, and carries over to spousal beneficiaries who transfer or rollover the plan assets to a plan in their name upon the death of the participant, as long as the accounts remain with Janus on a continuing basis.


     Distributions from retirement plans are generally subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 591/2. Several exceptions to the general rule may apply. However, shareholders must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 701/2. Several methods exist to determine the amount of the minimum annual distribution. Shareholders should consult with their tax advisor or legal counsel prior to receiving any distribution from any retirement plan, in order to determine the income tax impact of any such distribution.

     To receive additional information about IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans along with the necessary materials to establish an account, please call the Fund at 1-800-525-3713 or write to the Fund at P.O. Box 173375, Denver, Colorado 80217-3375. No contribution to an IRA, SEP, Defined Contribution Plan or Section 403(b)(7) Plan can be made until the appropriate forms to establish any such plan have been completed.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS


     It is a policy of the Fund to make distributions of substantially all of its investment income and any net realized capital gains. The Fund declares dividends daily and makes monthly distributions of income. Any capital gains realized during each fiscal year ended October 31, as defined by the Code, are normally declared and payable to shareholders in December. The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code. Dividend statements will be sent to shareholders at the end of each calendar quarter.

     The Fund may purchase the securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Fund if these investments are profitable, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

     Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. Accordingly, the Fund does not intend to make the election permitted under section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit. As a result, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income as this would increase the taxable income reported to shareholders and require shareholders to take the credit on their tax returns, complicating the preparation of such returns.


MISCELLANEOUS INFORMATION


     The Fund is a series of the Trust, a Massachusetts business trust which was created on February 11, 1986. The Trust is an open-end management investment company registered under the 1940 Act. As of the date of this SAI, the Trust consists of 17 other series, which are offered by separate prospectuses.


     Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

     Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Fund for all losses and expenses of the Fund shareholder held liable for the obligations of the Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Fund is limited to circumstances in which the Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Fund to avoid, to the extent possible, liability of shareholders for liabilities of the Fund.

SHARES OF THE TRUST

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of the Fund are fully paid and nonassessable when issued. All shares of the Fund participate equally in dividends and other distributions by the Fund, and in residual assets of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights. Shares of the Fund may be transferred by endorsement or stock power as is customary, but the Fund is not bound to recognize any transfer until it is recorded on its books.

VOTING RIGHTS

     The present Trustees were elected at a meeting of shareholders held on July 10, 1992, with the exception of Mr. Craig who was appointed by the Trustees as of June 30, 1995. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Fund, to amend the Declaration of Trust, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Trust's Bylaws or the Trustees.


     Each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each series of the Trust will vote separately only with respect to those matters that affect only that series or if a portfolio's interest in a matter differs from the interests of other portfolios of the Trust.


INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Fund, audit the Fund's annual financial statements and prepare its tax returns.

REGISTRATION STATEMENT

     The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION

     The  Prospectus   contains  a  brief  description  of  how  performance  is
calculated.

     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     Quotations of the Fund's yield are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                       cd

     where    a =   dividend and interest income
              b =   expenses accrued for the period
              c =   average daily number of shares outstanding during the period that were entitled to receive dividends
              d =   maximum  net  asset  value  per share on the last day of the period

     From time to time in advertisements or sales material, the Fund may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc., Ibbotson Associates, Micropal or Morningstar or by publications of general interest such as Forbes or Money. The Fund may also compare its performance to that of other selected mutual funds, mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's
Midcap Index, the Dow Jones Industrial Average, the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Intermediate Government Bond Index, the Lehman Brothers Municipal Bond Index, the Russell 2000 Index and the NASDAQ composite. In addition, the Fund may compare its total return to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Fund and such other funds or market indicators may be comprised of securities that differ significantly from the Fund's investments.

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                                       24

                                     [LOGO]
                               JANUS OLYMPUS FUND


                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 (800) 525-3713

                      STATEMENT OF ADDITIONAL INFORMATION
                               November 28, 1995






     Janus Olympus Fund (the "Fund") is a no-load mutual fund that seeks long-term growth of capital. The Fund invests primarily in common stocks of issuers of any size, which may include larger, well-established issuers and/or smaller emerging growth companies.

     The Fund is a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund is managed by Janus Capital Corporation ("Janus Capital").


     This Statement of Additional Information ("SAI") is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated November 28, 1995, which is incorporated by reference into this SAI and may be obtained from the Trust at the above address. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus.

                               JANUS OLYMPUS FUND
                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                            Page
--------------------------------------------------------------------------------
Investment Policies, Restrictions and Techniques ..........................    3

  Investment Objective ....................................................    3

  Portfolio Policies ......................................................    3

  Investment Restrictions .................................................    3

  Types of Securities and Investment Techniques ...........................    5

    Illiquid Investments ..................................................    5

    Zero Coupon, Pay-In-Kind and Step Coupon Securities ...................    5

    Pass-Through Securities ...............................................    5

    Other Income-Producing Securities .....................................    6

    Repurchase and Reverse Repurchase Agreements ..........................    7


    Joint Accounts ........................................................    7

    Depository Receipts ...................................................    7


    High-Yield/High-Risk Bonds ............................................    7

    Futures, Options and Other Derivative Instruments .....................    8

Investment Adviser ........................................................   15

Custodian, Transfer Agent and Certain Affiliations ........................   16

Portfolio Transactions and Brokerage ......................................   16

Officers and Trustees .....................................................   17

Purchase of Shares ........................................................   19

  Net Asset Value Determination ...........................................   19

  Reinvestment of Dividends and Distributions .............................   20

Redemption of Shares ......................................................   20

Shareholder Accounts ......................................................   20


  Telephone Transactions ..................................................   21


  Systematic Withdrawals ..................................................   21

Retirement Plans ..........................................................   21

Income Dividends, Capital Gains Distributions and Tax Status ..............   21

Miscellaneous Information .................................................   22

  Shares of the Trust .....................................................   22

  Voting Rights ...........................................................   22

  Independent Accountants .................................................   22

  Registration Statement ..................................................   23

Performance Information ...................................................   23

Appendix A ................................................................   24

  Explanation of Rating Categories ........................................   24
--------------------------------------------------------------------------------

INVESTMENT POLICIES, RESTRICTIONS AND TECHNIQUES

INVESTMENT OBJECTIVE

     As stated in the Prospectus, the Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will, in fact, achieve its objective. The investment objective of the Fund is not fundamental and may be changed by the Trustees without shareholder approval.

PORTFOLIO POLICIES

     The Prospectus discusses the types of securities in which the Fund will invest, portfolio policies of the Fund and the investment techniques of the Fund. The Prospectus includes a discussion of portfolio turnover rates.

     Portfolio turnover is calculated by dividing total long-term purchases or sales, whichever is less, by the average monthly value of a fund's long-term portfolio securities. The Fund anticipates that its portfolio turnover rate will be in excess of 200%.

INVESTMENT RESTRICTIONS

     As indicated in the Prospectus, the Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund) are present or represented by proxy. As fundamental policies, the Fund may not:

     (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets.

     (2) Invest more than 25% of the value of its assets in any particular industry (other than U.S. government securities).

     (3) Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

     As a fundamental policy, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

     The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities shall be deemed to be without value for the purpose of monitoring this policy.

     (b) The Fund will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the

Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

     (c) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     (d) The Fund does not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (e) The Fund does not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Fund invests in a money market fund, Janus Capital will reduce its advisory fee by the amount of any investment advisory and administrative services fees paid to the investment manager of the money market fund.

     (f) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (g) The Fund does not intend to purchase securities of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the cost of the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchase.

     (h) The Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

     (i) The Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (j) The Fund does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (k) The Fund may not invest in companies for the purpose of exercising control of management.

     For purposes of the Fund's restriction on investing in a particular industry, the Fund will rely primarily on industry classifications as published by Bloomberg L.P., provided that financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry). To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").

TYPES OF SECURITIES AND INVESTMENT TECHNIQUES

ILLIQUID INVESTMENTS


     The Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees of the Fund have authorized Janus Capital to make liquidity determinations with respect to its securities, including Rule 144A Securities and commercial paper. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a Nationally Recognized Statistical Rating Organization.


ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

     The Fund may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

PASS-THROUGH SECURITIES

     The Fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Fund. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

     The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA

Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of the Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

OTHER INCOME-PRODUCING SECURITIES

     Other types of income producing securities that the Fund may purchase include, but are not limited to, the following types of securities:


     Variable and floating rate obligations. These types of securities have variable or floating rates on interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). Certain variable rate securities (including certain mortgage-backed securities) pay interest at a rate that varied inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen.


     Standby commitments. These instruments, which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by the Fund at a specified price.

     Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.


     Inverse floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value. The Fund will not invest more than 5% of its assets in inverse floaters.


     The Fund will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

     In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security or "collateral." The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.


     The Fund may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities. In a reverse repurchase agreement, the Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

JOINT ACCOUNTS

     Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

DEPOSITARY RECEIPTS

     The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Fund may also invest in European Depositary Receipts ("EDRs"), similar instruments representing securities of foreign companies. EDRs, in bearer form, are designed for use in European securities markets.


HIGH-YIELD/HIGH-RISK BONDS

     The Fund may invest up to 35% of its net assets in corporate debt securities that are rated below investment grade (securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's") and unrated securities of equivalent quality). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.

     The Fund may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt. Unrated debt securities will be included in the 35% limit of the Fund unless its portfolio manager deems such securities to be the equivalent of investment grade securities.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

     Futures Contracts. The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets by the Fund's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian.

     The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in high-grade liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

     The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund's obligations with respect to the futures contracts will consist of high-grade liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

     If the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

     Futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

     Options on Futures Contracts. The Fund may buy and write put and call options on futures contracts. An option on a future gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


     Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


     The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in a foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

     The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or high-grade liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or high-grade liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract or the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

     Options on Foreign Currencies. The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

     The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or high-grade liquid assets in a segregated account with the Fund's custodian.

     The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Fund will collateralize the option by segregating cash or high-grade liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly.

     A put option written by the Fund is "covered" if the Fund (i) segregates cash not available for investment or high-grade liquid assets with a value equal to the exercise price of the put with the Fund's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high-grade liquid assets in a segregated account with its custodian.

     The Fund also may write call options that are not covered for cross-hedging purposes. The Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or high-grade liquid assets in an amount not less than the market value of the underlying security, marked to market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.
Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited high-grade liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.

     The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

     The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

     Swaps and Swap-Related Products. The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or high-grade liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will segregate cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

     Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments. Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

     Options  on  foreign   currencies   traded  on  Exchanges  are  within  the
jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

INVESTMENT ADVISER


     As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, pay the salaries, fees and expenses of all Fund officers and of those Trustees who are affiliated with Janus Capital, and pay all expenses of promoting the sale of Fund shares other than the cost of complying with applicable laws relating to the offer or sale of shares of the Fund. Janus Capital also may make payments to selected broker-dealer firms or institutions which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund.

     The Fund pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, costs of preparing, printing and mailing the Fund's Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination and Fund accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs.


     The Fund has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the next $270 million of the Fund's average daily net assets, plus 0.70% of the next $200 million of the
Fund's average daily net assets, plus 0.65% of average daily net assets in excess of $500 million. Janus Capital has agreed to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund's normal operating expenses chargeable to its income account in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed the most restrictive limitation imposed by any state. The Fund believes that the most restrictive limitation currently effective is 2.50% of the first $30 million of average daily net assets, plus 2.00% of the next $70 million of average daily net assets, plus 1.50% of the balance of the Fund's average daily net assets for a fiscal year.

     The current Advisory Agreement became effective on September 27, 1995 and it will continue in effect until June 16, 1997, and thereafter from year to year so long as such continuance is approved annually by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares of the Fund or the Trustees. The Advisory Agreement i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including the Trustees who are not interested persons of the Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account.

     Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

     As indicated in the Prospectus, Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a Janus Capital policy regarding personal investing by directors, officers and employees of Janus Capital and the Fund. The policy requires investment personnel and officers of Janus Capital, inside directors of Janus Capital and the Fund and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Fund.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/Trustees of Janus Capital and the Fund to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.

     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS


     Investors Fiduciary Trust Company ("IFTC"), 127 W. 10th Street, Kansas City, Missouri 64105, has custody of the securities and cash of the Fund maintained in the United States. IFTC is a wholly-owned subsidiary of State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, Massachusetts 02101. State Street and the foreign subcustodians selected by it and approved by the Trustees, have custody of the assets of the Fund held outside the U.S. and cash incidental thereto. State Street may also have custody of certain domestic and foreign securities held in connection with repurchase agreements. The custodians and subcustodians hold the Fund's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Fund.


     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Fund.


     Janus Distributors, Inc. ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206, a wholly-owned subsidiary of Janus Capital, is a distributor of the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.


     For transfer agency and other services, Janus Service receives a fee calculated at an annual rate of $16 per Fund shareholder account. In addition, the Fund pays DST Systems, Inc. ("DST"), a subsidiary of KCSI, license fees for the use of DST's shareholder accounting and portfolio and fund accounting systems, and postage and forms costs of a DST affiliate incurred in mailing Fund shareholder transaction confirmations.

     The Trustees have authorized the Fund to use another affiliate of DST as introducing broker for certain Fund portfolio transactions as a means to reduce Fund expenses through a credit against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage."

PORTFOLIO TRANSACTIONS AND BROKERAGE


     Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Fund may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the fund or to a third party service provider to the fund to pay fund expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above.

     Janus Capital may use research products and services in servicing other accounts in addition to the Fund. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Fund. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.


     Janus Capital may consider sales of Fund shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Fund shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.


     When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

     The Fund's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.

OFFICERS AND TRUSTEES

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years. In August 1992, Janus Venture Fund, Inc. and Janus Twenty Fund, Inc. (both separate Maryland corporations) and the Janus Income Series (a Massachusetts business trust comprised of the Janus Flexible Income Fund and Janus Intermediate Government Securities Fund series) were reorganized into separate series of the Trust. In general, all references to Trust offices in this section include comparable offices with the respective predecessor funds, unless a Trust office was filled subsequent to the reorganization.


Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street
Denver, CO 80206-4923
     Trustee, Chairman and President of Janus Aspen Series. Chairman, Director and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Trustee and Executive Vice President of Janus Aspen Series. Chief Investment Officer, Vice President and Director of Janus Capital. Executive Vice President and Portfolio Manager of Janus Fund and Janus Balanced Fund series of the Trust.

Scott W. Schoelzel* - Executive Vice President and Portfolio Manager
100 Fillmore Street
Denver, CO 80206-4923
     Vice President of Janus Capital. Co-Portfolio Manager of WRL Growth Portfolio, IDEX II Growth Portfolio, IDEX Fund and IDEX Fund 3. From 1991 to 1993, a Portfolio Manager with Founders Asset Management, Denver, Colorado. Prior to 1991, a general partner of Ivy Lane Investments, Denver, Colorado (a real estate investment partnership).

David C. Tucker* - Vice President and General Counsel
100 Fillmore Street
Denver, CO 80206-4923
     Vice President and General Counsel of Janus Aspen Series. Vice President, Secretary and General Counsel of Janus Capital. Vice President, General Counsel and Director of Janus Service and Janus Distributors.

Steven R. Goodbarn* - Treasurer and Chief Financial Officer
100 Fillmore Street
Denver, CO 80206-4923
     Treasurer and Chief Financial Officer of Janus Aspen Series. Vice President of Finance and Treasurer of Janus Service, Janus Distributors and Janus Capital. Director of IDEX and Janus Distributors. Formerly (1979 to 1992), with the accounting firm of Price Waterhouse LLP, Denver, Colorado, and Kansas City, Missouri.

Kelley Abbott Howes* - Secretary
100 Fillmore Street
Denver, CO 80206-4923
     Secretary of Janus Aspen Series. Associate Counsel of Janus Capital. Formerly (1990 to 1994), with The Boston Company Advisors, Inc., Boston, Massachusetts (mutual fund administration and advisory services).


John W. Shepardson# - Trustee
910 16th Street, Suite 222
Denver, CO 80202
     Trustee of Janus Aspen Series. Historian.

William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee of Janus Aspen Series. President of HPS Corporation, Boulder, Colorado (manufacturer of vacuum fittings and valves).

Gary O. Loo - Trustee
102 N. Cascade Avenue, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Aspen Series. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments) since 1987.

--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.

Dennis B. Mullen - Trustee
1601 114th Avenue, SE
Alderwood Building, Suite 130
Bellevue, WA 98004
     Trustee of Janus Aspen Series. President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain). Formerly (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).

Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Aspen Series. Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).

     The Trustees are responsible for major decisions relating to the Fund's objective, policies and techniques. The Trustees also supervise the operation of the Fund by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Agreement and Declaration of Trust ("Declaration of Trust"), Massachusetts law or the 1940 Act.

     The following table shows the aggregate compensation paid to each Trustee by the Fund and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement from the Fund or the Janus Funds.

                                                   Aggregate Compensation                         Total Compensation from the
                                                 from the Fund for fiscal year                   Janus Funds for calendar year
Name of Person, Position                           ended October 31, 1995**                       ended December 31, 1994***
------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman*                                $     0                                           $     0
James P. Craig, Trustee*+                                  $     0                                           $     0
John W. Shepardson, Trustee                                $     0                                           $39,250
William D. Stewart, Trustee                                $     0                                           $39,250
Gary O. Loo, Trustee                                       $     0                                           $39,250
Dennis B. Mullen, Trustee                                  $     0                                           $39,250
Martin H. Waldinger, Trustee                               $     0                                           $39,250
------------------------------------------------------------------------------------------------------------------------------

* An interested person of the Fund and of Janus Capital. Compensated by Janus Capital and not the Fund.
**   The Fund had not commenced operations as of October 31, 1995.
*** As of December 31, 1994, Janus Funds consisted of two registered investment companies comprised of a total of 20 funds.
+    Mr. Craig became a Trustee as of June 30, 1995.

PURCHASE OF SHARES

     As stated in the Prospectus, Janus Distributors is a distributor of the Fund's shares. Shares of the Fund are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE") next occurring after a purchase order is received and accepted by the Fund. The Shareholder's Manual Section of the Prospectus contains detailed information about the purchase of shares.

NET ASSET VALUE DETERMINATION

     As stated in the Prospectus, the net asset value ("NAV") of Fund shares is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per share NAV of the Fund is determined by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading

--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.

period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Fund are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Fund and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.


     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's NAV is not calculated. The Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     If investors do not elect in writing or by phone to receive their dividends and distributions in cash, all income dividends and capital gains distributions, if any, on a Fund's shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first business day following the record date. Checks for cash dividends and distributions and confirmations of reinvestments are usually mailed to shareholders within ten days after the record date. Any election of the manner in which a shareholder wishes to receive dividends and distributions (which may be made on the New Account Application form or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that the Fund receives such notice. Investors receiving cash distributions and dividends may elect in writing or by phone to change back to automatic reinvestment at any time.

REDEMPTION OF SHARES

     Procedures for redemption of shares are set forth in the Shareholder's Manual section of the Prospectus. Shares normally will be redeemed for cash, although the Fund retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares -- Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.



     The right to require the Fund to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS

     Detailed information about the general procedures for shareholder accounts and specific types of accounts is set forth in the Prospectus. Applications for specific types of accounts may be obtained by calling the Fund at 1-800-525-3713 or writing to the Fund at P.O. Box 173375, Denver, Colorado 80217-3375.

TELEPHONE TRANSACTIONS

     As stated in the Prospectus, shareholders may initiate a number of transactions by telephone. The Fund, its transfer agent and its distributor disclaim responsibility for the authenticity of instructions received by telephone. Such entities will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and tape recording telephone conversations.


SYSTEMATIC WITHDRAWALS

     As stated in the Shareholder's Manual section of the Prospectus, if you have a regular account or are eligible for normal distributions from a retirement plan, you may establish a systematic withdrawal program. The payments will be made from the proceeds of periodic redemptions of shares in the account at the NAV. Depending on the size or frequency of the disbursements requested, and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account. Either an investor or the Fund, by written notice to the other, may terminate the investor's systematic withdrawal program without penalty at any time.

     Information about requirements to establish a systematic withdrawal program may be obtained by writing or calling the Fund at the address or phone number shown above.

RETIREMENT PLANS


     The Fund offers several different types of tax-deferred retirement plans that an investor may establish to invest in Fund shares, depending on rules prescribed by the Code. The Individual Retirement Account ("IRA") may be used by most individuals who have taxable compensation. Simplified Employee Pension Plans ("SEPs") and Defined Contribution Plans (Profit Sharing or Money Purchase Pension Plans) may be used by most employers, including corporations, partnerships and sole proprietors, for the benefit of business owners and their employees. In addition, the Fund offers a Section 403(b)(7) Plan for employees of educational organizations and other qualifying tax-exempt organizations. Investors should consult their tax advisor or legal counsel before selecting a retirement plan.

     Contributions under IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions will be invested at the direction of the participant. The investment is then held by IFTC as custodian. Each participant's account is charged an annual fee of $12. There is a maximum annual fee of $24 per taxpayer identification number. In lieu of the annual fee, a special nonrefundable one-time fee of $100 may be paid. This fee covers all retirement plans discussed above that are maintained under the same taxpayer identification number in any series of the Trust, and carries over to spousal beneficiaries who transfer or rollover the plan assets to a plan in their name upon the death of the participant, as long as the accounts remain with Janus on a continuing basis.


     Distributions from retirement plans are generally subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 591/2. Several exceptions to the general rule may apply. However, shareholders must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 701/2. Several methods exist to determine the amount of the minimum annual distribution. Shareholders should consult with their tax advisor or legal counsel prior to receiving any distribution from any retirement plan, in order to determine the income tax impact of any such distribution.

     To receive additional information about IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans along with the necessary materials to establish an account, please call the Fund at 1-800-525-3713 or write to the Fund at P.O. Box 173375, Denver, Colorado 80217-3375. No contribution to an IRA, SEP, Defined Contribution Plan or Section 403(b)(7) Plan can be made until the appropriate forms to establish any such plan have been completed.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS


     It is a policy of the Fund to make distributions of substantially all of its investment income and any net realized capital gains. The Fund declares and makes annual distributions of income (if any). Any capital gains realized during each fiscal year ended October 31, as defined by the Code, are normally declared and payable to shareholders in December. The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code.

     The Fund may purchase the securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Fund if these investments are profitable, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

     Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. Accordingly, the Fund does not intend to make the election permitted under section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit. As a result, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income as this would increase the taxable income reported to shareholders and require shareholders to take the credit on their tax returns, complicating the preparation of such returns.


MISCELLANEOUS INFORMATION


     The Fund is a series of the Trust, a Massachusetts business trust which was created on February 11, 1986. The Trust is an open-end management investment company registered under the 1940 Act. As of the date of this SAI, the Trust consists of 17 other series, which are offered by separate prospectuses.


     Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

     Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Fund for all losses and expenses of the Fund shareholder held liable for the obligations of the Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Fund is limited to circumstances in which the Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Fund to avoid, to the extent possible, liability of shareholders for liabilities of the Fund.

SHARES OF THE TRUST

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of the Fund are fully paid and nonassessable when issued. All shares of the Fund participate equally in dividends and other distributions by the Fund, and in residual assets of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights. Shares of the Fund may be transferred by endorsement or stock power as is customary, but the Fund is not bound to recognize any transfer until it is recorded on its books.

VOTING RIGHTS

     The present Trustees were elected at a meeting of shareholders held on July 10, 1992, with the exception of Mr. Craig who was appointed by the Trustees as of June 30, 1995. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Fund, to amend the Declaration of Trust, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Trust's Bylaws or the Trustees.


     Each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each series of the Trust will vote separately only with respect to those matters that affect only that series or if a portfolio's interest in the matter differs from the interests of other portfolios of the Trust.


INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Fund, audit the Fund's annual financial statements and prepare its tax returns.

REGISTRATION STATEMENT

     The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION

     The  Prospectus   contains  a  brief  description  of  how  performance  is
calculated.

     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     Quotations of the Fund's yield are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                       cd

     where    a =   dividend and interest income
              b =   expenses accrued for the period
              c =   average daily number of shares outstanding during the period that were entitled to receive dividends
              d =   maximum  net  asset  value  per share on the last day of the period

     From time to time in advertisements or sales material, the Fund may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc., Ibbotson Associates, Micropal or Morningstar or by publications of general interest such as Forbes or Money. The Fund may also compare its performance to that of other selected mutual funds, mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's
Midcap Index, the Dow Jones Industrial Average, the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Intermediate Government Bond Index, the Lehman Brothers Municipal Bond Index, the Russell 2000 Index and the NASDAQ composite. In addition, the Fund may compare its total return to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Fund and such other funds or market indicators may be comprised of securities that differ significantly from the Fund's investments.

APPENDIX A

EXPLANATION OF RATING CATEGORIES

     The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S RATINGS SERVICES

Bond Rating       Explanation
--------------------------------------------------------------------------------
Investment Grade
----------------
AAA Highest rating; extremely strong capacity to pay principal and interest.
AA High quality; very strong capacity to pay principal and interest.
A Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Noninvestment Grade
-------------------
BB, B,              Predominantly  speculative  with  respect  to  the  issuer's
CCC, CC, C          capacity to meet required  interest and principal  payments.
                    BB - lowest degree of speculation; C - the highest degree of
                    speculation.    Quality   and   protective   characteristics
                    outweighed by large  uncertainties or major risk exposure to adverse conditions.
D                   In default.
--------------------------------------------------------------------------------
MOODY'S INVESTORS SERVICE, INC.

Investment Grade
----------------
Aaa                 Highest quality, smallest degree of investment risk.
Aa                  High  quality;  together  with Aaa bonds,  they  compose the high-grade bond group.
A                   Upper-medium  grade obligations;  many favorable  investment attributes.
Baa                 Medium-grade  obligations;   neither  highly  protected  nor
                    poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Noninvestment Grade
-------------------
Ba More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca Speculative in a high degree; could be in default or have other marked shortcomings.
C                   Lowest-rated;  extremely  poor  prospects of ever  attaining investment standing.
--------------------------------------------------------------------------------


*Unrated securites are treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade. Split rated securities may be treated as investment grade so long as at least one major agency has rated the security as investment grade.

                              JANUS INVESTMENT FUND
                           PART C - OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

     List  all  financial   statements   and  exhibits  filed  as  part  of  the
Registration Statement.

     (a)(1) Financial Statements Included in the Prospectus:

            Financial Highlights for each of the following Funds:


                           Not Applicable


     (a)(2)  Financial  Statements  included  in  the  Statement  of  Additional
             Information:


             The Financial Statements for each of the following Funds, included in the Semiannual Report dated April 30, 1995, are incorporated by reference into the Statement of Additional
             Information:

                           Not Applicable


     (b)     Exhibits:

               Exhibit 1          (a)  Agreement and Declaration of Trust, dated
                                       February 11, 1986 is incorporated  herein
                                       by    reference    to    Exhibit   1   to
                                       Post-Effective Amendment No. 30.

                                  (b) Certificate of Designation for Janus Growth and Income Fund is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 42.

                                  (c) Certificate of Designation for Janus Worldwide Fund is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 42.

                                  (d)  Certificate  of  Designation   for  Janus
                                       Twenty  Fund is  incorporated  herein  by
                                       reference   to  Exhibit   1(d)  to  Post-
                                       Effective Amendment No. 46.

                                  (e) Certificate of Designation for Janus Flexible Income Fund is incorporated herein by reference to Exhibit 1(e) to Post- Effective Amendment No. 46.

                                  (f) Certificate of Designation for Janus Intermediate Government Securities Fund is incorporated herein by reference to
                                       Exhibit 1(f) to Post-Effective  Amendment
                                       No. 46.

                                  (g) Certificate of Designation for Janus Venture Fund is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 47.

                                  (h) Certificate of Designation for Janus Enterprise Fund is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 48.

                                  (i) Certificate of Designation for Janus Balanced Fund is incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 48.

                                  (j) Certificate of Designation for Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 1(j) to Post- Effective Amendment No. 48.

                                  (k) Certificate of Designation for Janus Federal Tax-Exempt Fund is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 54.

                                  (l) Certificate of Designation for Janus Mercury Fund is incorporated herein by reference to Exhibit 1(l) to Post-Effective Amendment No. 54.

                                  (m) Certificate of Designation for Janus Overseas Fund is incorporated herein by reference to Exhibit 1(m) to Post-Effective Amendment No. 60.

                                  (n) Form of Amendment to the Registrant's Agreement and Declaration of Trust is incorporated herein by reference to
                                       Exhibit 1(n) to Post-Effective  Amendment
                                       No. 62.

                                  (o) Form of Certificate of Designation for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 1(o) to Post-Effective Amendment No. 62.

                                  (p) Form of Certificate of Designation for Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to Exhibit 1(p) to Post-Effective Amendment No. 68.

               Exhibit 2               Bylaws   are   incorporated   herein   by
                                       reference to Exhibit 2 to  Post-Effective
                                       Amendment No. 30.

               Exhibit 3               Not Applicable.

               Exhibit 4          (a)  Specimen  Stock   Certificate  for  Janus
                                       Fund(1)   is   incorporated   herein   by
                                       reference     to    Exhibit    4(b)    to
                                       Post-Effective Amendment No. 42.

                                  (b) Specimen Stock Certificate for Janus Growth and Income Fund is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 42.

                                  (c) Specimen Stock Certificate for Janus Worldwide Fund is incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 42.

                                  (d) Specimen Stock Certificate for Janus Twenty Fund(1) is incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 46.

                                  (e) Specimen Stock Certificate for Janus Flexible Income Fund(1) is incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 46.

                                  (f) Specimen Stock Certificate for Janus Intermediate Government Securities
                                       Fund(1)   is   incorporated   herein   by
                                       reference     to    Exhibit    4(f)    to
                                       Post-Effective Amendment No. 46.

                                  (g) Specimen Stock Certificate for Janus Venture Fund(1) is incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment 47.

                                  (h) Specimen Stock Certificate for Janus Enterprise Fund is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 48.

                                  (i) Specimen Stock Certificate for Janus Balanced Fund is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 48.

                                  (j) Specimen Stock Certificate for Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 4(j) to Post- Effective Amendment No. 48.

-------------------
(1) Outstanding certificates representing shares of predecessor entity to this series of the Trust are deemed to represent shares of this series.

                                  (k) Specimen Stock Certificate for Janus Federal Tax-Exempt Fund is incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 54.

                                  (l) Specimen Stock Certificate for Janus Mercury Fund is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 54.

                                  (m) Specimen Stock Certificate for Janus Overseas Fund is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 60.

                                  (n) Specimen Stock Certificates for Janus High-Yield Fund and Janus Olympus Fund are incorporated herein by reference to
                                       Exhibit 4(n) to Post-Effective  Amendment
                                       No. 68.

               Exhibit 5          (a)  Investment  Advisory  Agreement for Janus
                                       Fund is incorporated herein by reference to Exhibit 5 to Post- Effective Amendment No. 30.

                                  (b) Investment Advisory Agreement for Janus Growth and Income Fund and Janus Worldwide Fund is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 42.

                                  (c) Form of Investment Advisory Agreement for Janus Twenty Fund and Janus Venture Fund is incorporated herein by reference to
                                       Exhibit 5(c) to Post-Effective  Amendment
                                       No. 46.

                                  (d) Form of Investment Advisory Agreement for Janus Flexible Income Fund and Janus Intermediate Government Securities Fund is incorporated herein by reference to
                                       Exhibit 5(d) to Post-Effective  Amendment
                                       No. 46.

                                  (e) Form of Investment Advisory Agreement for Janus Enterprise Fund, Janus Balanced Fund and Janus Short- Term Bond Fund is incorporated herein by reference to
                                       Exhibit 5(e) to Post-Effective  Amendment
                                       No. 48.

                                  (f) Form of Investment Advisory Agreement for Janus Federal Tax-Exempt Fund and Janus Mercury Fund is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 54.

                                  (g) Form of Investment Advisory Agreement for Janus Overseas Fund is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 60.

                                  (h) Form of Investment Advisory Agreement for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 64.


                                  (i) Form of Investment Advisory Agreement for Janus High- Yield Fund is filed herein as
                                       Exhibit 5(i).

                                  (j) Form of Investment Advisory Agreement for Janus Olympus Fund is filed herein as
                                       Exhibit 5(j).


               Exhibit 6               Form of  Distribution  Agreement  between
                                       Janus    Investment    Fund   and   Janus
                                       Distributors, Inc. is incorporated herein
                                       by    reference    to    Exhibit   6   to
                                       Post-Effective Amendment No. 57.

               Exhibit 7               Not Applicable.

               Exhibit 8          (a)  Custodian    Contract    between    Janus
                                       Investment Fund and State Street Bank and
                                       Trust Company is  incorporated  herein by
                                       reference     to    Exhibit    8(a)    to
                                       Post-Effective Amendment No. 32.

                                  (b) Amendment dated April 25, 1990 of State Street Custodian Contract is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 40.

                                  (c) Letter Agreement dated February 1, 1991 regarding State Street Custodian Contract is incorporated herein by reference to
                                       Exhibit 8(c) to Post-Effective  Amendment
                                       No. 42.

                                  (d) Custodian Contract between Janus Investment Fund and Investors Fiduciary Trust Company is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 42.

                                  (e) Letter Agreement dated October 9, 1992 regarding State Street Custodian Agreement is incorporated herein by
                                       reference     to    Exhibit    8(e)    to
                                       Post-Effective Amendment No. 52.

                                  (f) Letter Agreement dated April 28, 1993 regarding State Street Custodian Agreement is incorporated herein by
                                       reference     to    Exhibit    8(f)    to
                                       Post-Effective Amendment No. 60.

                                  (g) Letter Agreement dated April 4, 1994 regarding State Street Custodian Agreement is incorporated herein by
                                       reference     to    Exhibit    8(g)    to
                                       Post-Effective Amendment No. 64.

                                  (h) Form of Custody Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government Money
                                       Market  Fund and Janus  Tax-Exempt  Money
                                       Market Fund,  and United  Missouri  Bank,
                                       N.A. is incorporated  herein by reference
                                       to  Exhibit   8(h)  to  Post-   Effective
                                       Amendment No. 64.


                                  (i) Letter Agreement regarding State Street Custodian Agreement, with respect to Janus High-Yield Fund and Janus Olympus Fund will be filed by amendment.


               Exhibit 9          (a)  Transfer Agency  Agreement with Investors
                                       Fiduciary Trust Company is incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 42.

                                  (b) Subagency Agreement between Janus Service Corporation and Investors Fiduciary Trust Company is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 42.

                                  (c) Form of Administration Agreement with Janus Capital Corporation for Janus Money Market Fund, Janus Government Money
                                       Market  Fund and Janus  Tax-Exempt  Money
                                       Market  Fund is  incorporated  herein  by
                                       reference     to    Exhibit    9(c)    to
                                       Post-Effective Amendment No. 64.


                                  (d) Transfer Agency Agreement dated December 9, 1994 with Janus Service Corporation for Janus Money Market Fund, Janus
                                       Government  Money  Market  Fund and Janus
                                       Tax-Exempt  Money  Market  Fund  filed as
                                       Exhibit 9(d) to Post-Effective  Amendment
                                       No. 64 is withdrawn.

                                  (e) Transfer Agency Agreement dated September 27, 1995 with Janus Service Corporation for Janus Money Market Fund, Janus
                                       Government   Money  Market  Fund,   Janus
                                       Tax-Exempt   Money  Market  Fund,   Janus
                                       High-Yield Fund and Janus Olympus Fund is filed herein as Exhibit 9(e).


               Exhibit 10         (a)  Opinion  and  Consent of  Messrs.  Davis,
                                       Graham & Stubbs with respect to shares of
                                       Janus  Fund  is  incorporated  herein  by
                                       reference    to   Exhibit   10   (a)   to
                                       Post-Effective Amendment No. 31.

                                  (b) Opinion and Consent of Fund Counsel with respect to shares of Janus Growth and Income Fund and Janus Worldwide Fund is incorporated herein by reference to
                                       Exhibit 10(b) to Post-Effective Amendment
                                       42.

                                  (c) Opinion and Consent of Fund Counsel with respect to shares of Janus Enterprise Fund, Janus Balanced Fund and Janus

                                       Short-Term   Bond  Fund  is  incorporated
                                       herein by reference to Exhibit 10(d) to Post-Effective Amendment No. 48.

                                  (d) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Twenty Fund is incorporated herein by reference to Exhibit 10(e) to Post-Effective Amendment No. 49.

                                  (e) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Venture Fund is incorporated herein by reference to Exhibit 10(f) to Post-Effective Amendment No. 49.

                                  (f) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Flexible Income Fund is incorporated herein by reference to
                                       Exhibit   10(g)   to   Post-    Effective
                                       Amendment No. 49.

                                  (g) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Intermediate Government Securities Fund is incorporated herein by reference to Exhibit 10(h) to Post-Effective Amendment No. 49.

                                  (h) Opinion and Consent of Fund Counsel with respect to shares of Janus Federal Tax-Exempt Fund and Janus Mercury Fund is incorporated herein by reference to
                                       Exhibit   10(i)   to   Post-    Effective
                                       Amendment No. 54.

                                  (i) Opinion and Consent of Fund Counsel with respect to shares of Janus Overseas Fund is incorporated herein by reference to
                                       Exhibit 10(i) to Post-Effective Amendment
                                       No. 60.

                                  (j) Opinion and Consent of Fund Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to
                                       Exhibit   10(j)   to   Post-    Effective
                                       Amendment No. 62.

                                  (k) Opinion and Consent of Fund Counsel with respect to Institutional Shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(k) to Post-Effective Amendment No. 65.

                                  (l) Opinion and Consent of Fund Counsel with respect to shares of Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to
                                       Exhibit   10(l)   to   Post-    Effective
                                       Amendment No. 68.

               Exhibit 11 Consent of Price Waterhouse LLP is incorporated herein by reference to
                                       Exhibit  11 to  Post-Effective  Amendment
                                       No. 68.


               Exhibit 12              Not Applicable.

               Exhibit 13              Not Applicable.

               Exhibit 14         (a)  Model   Individual   Retirement  Plan  is
                                       incorporated   herein  by   reference  to
                                       Exhibit 14(a) to Post-Effective Amendment
                                       No. 57.

                                  (b) Model Defined Contribution Retirement Plan is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 41.

                                  (c) Model Section 403(b)(7) Plan is incorporated herein by reference to
                                       Exhibit 14(c) to Post-Effective Amendment
                                       No. 38.

               Exhibit 15              Not Applicable.

               Exhibit 16         (a)  Computation    of   Total    Return    is
                                       incorporated   herein  by   reference  to
                                       Exhibit  16 to  Post-Effective  Amendment
                                       No. 44.

                                  (b) Computation of Current Yield and Effective Yield is incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 67.

               Exhibit 17 Powers of Attorney dated as of June 30, 1995, are incorporated herein by reference to Exhibit 17 to Post-Effective Amendment No. 67.

               Exhibit 18         (a)  Form of plan  entered into by Janus Money
                                       Market  Fund,   Janus   Government  Money
                                       Market Fund and Janus Tax-  Exempt  Money
                                       Market   Fund   pursuant  to  Rule  18f-3
                                       setting  forth the  separate  arrangement
                                       and expense  allocation  of each class of
                                       such   Funds   filed  as  Exhibit  18  to
                                       Post-Effective   Amendment   No.   66  is
                                       withdrawn.


                                  (b) Restated form of Rule 18f-3 plan entered into by Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated by reference to Exhibit 18(b) to Post-Effective Amendment No. 69.

               Exhibit 27              A Financial Data Schedule for each of the
                                       following   Funds   will  be   filed   by
                                       amendment:

                                            Janus High-Yield Fund
                                            Janus Olympus Fund



ITEM 25. Persons Controlled by or Under Common Control with Registrant

                  None


ITEM 26. Number of Holders of Securities


         The number of record holders of shares of the Registrant as of October 31, 1995, was as follows:


                                                                  Number of
          Title of Class                                          Record Holders
          --------------                                          --------------


          Janus Fund shares                                              784,131
          Janus Growth and Income Fund shares                             81,603
          Janus Worldwide Fund shares                                    194,966
          Janus Overseas Fund shares                                      22,748
          Janus Twenty Fund shares                                       343,751
          Janus Flexible Income Fund shares                               34,297
          Janus Intermediate Government
            Securities Fund shares                                         5,088
          Janus Venture Fund shares                                      143,660
          Janus Enterprise Fund shares                                    69,935
          Janus Balanced Fund shares                                      19,110
          Janus Short-Term Bond Fund shares                                5,161
          Janus Federal Tax-Exempt Fund shares                             3,780
          Janus Mercury Fund shares                                      181,279
          Janus Money Market Fund - Investor Shares                       70,899
          Janus Money Market Fund - Institutional Shares                      26
          Janus Government Money
            Market Fund - Investor Shares                                 12,298
          Janus Government Money
            Market Fund - Institutional Shares                                 5
          Janus Tax-Exempt Money
            Market Fund - Investor Shares                                  6,310
          Janus Tax-Exempt Money
            Market Fund - Institutional Shares                                 2
          Janus High-Yield Fund shares                                       N/A
          Janus Olympus Fund shares                                          N/A


ITEM 27. Indemnification

     Article VIII of Janus Investment Fund's Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their Fund office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Funds. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested
Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.


ITEM 28. Business and Other Connections of Investment Adviser


     The only business of Janus Capital Corporation is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds and private and retirement accounts. The only businesses, professions, vocations or employments of a substantial nature of Thomas H. Bailey, James P. Craig III, Thomas F. Marsico, James P. Goff, Warren
B. Lammert, Ronald V. Speaker, Helen Young Hayes, Sharon S. Pichler, Scott W. Schoelzel, David C. Tucker and Steven R. Goodbarn, officers and/or directors of Janus Capital Corporation, are described under "Officers and Trustees" in the currently effective Statements of Additional Information included in this Registration Statement. Mr. Michael E. Herman, a director of Janus Capital
Corporation, is Chairman of the Finance Committee (1990 to present) of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, Missouri 64112. Mr. Michael
N. Stolper, a director of Janus Capital Corporation, is President of Stolper & Company, Inc., 525 "B" Street, Suite 1080, San Diego, California 92101, an investment performance consultant. Mr. Thomas A. McDonnell, a director of Janus Capital Corporation, is President, Chief Executive Officer and a Director of DST Systems, Inc., 1004 Baltimore Avenue, Kansas City, Missouri 64105, provider of data processing and recordkeeping services for various mutual funds, and is Executive Vice President and a director of Kansas City Southern Industries, Inc., 114 W. 11th Street, Kansas City, Missouri 64105, a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services.



ITEM 29. Principal Underwriters

          (a) Janus Distributors, Inc. ("Janus Distributors") does not serve as a principal underwriter for any investment company other than Registrant.

          (b) The principal business address, positions with Janus Distributors and positions with Registrant of David C. Tucker and Steven R. Goodbarn, officers and directors of Janus Distributors, are described under "Officers and Trustees" in the Statement of Additional Information included in this Registration Statement.

          (c)  Not applicable.

ITEM 30. Location of Accounts and Records


     The  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Corporation and Janus Service Corporation, both of which are located at 100 Fillmore Street, Denver, Colorado 80206-4923 and by Investors Fiduciary Trust Company, 127 W. 10th Street, Kansas City, Missouri 64105, State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts 02101 and United Missouri Bank, P.O. Box 419226, Kansas City, Missouri 64141-6226.



ITEM 31. Management Services

     The Registrant has no management-related service contract which is not discussed in Part A or Part B of this form.


ITEM 32. Undertakings

          (a)  Not applicable.


          (b) The Registrant undertakes to file one or more post-effective amendments for Janus High-Yield Fund and Janus Olympus Fund, using financial statements which need not be certified, within four to six months of the later of the effective date of this Amendment to the Registration Statement or the commencement of operations of such Funds.


          (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 28th day of November, 1995.


                                                 JANUS INVESTMENT FUND


                                                 By: /s/ Thomas H. Bailey
                                                     Thomas H. Bailey, President

     Janus Investment Fund is organized under the Agreement and Declaration of Trust of the Registrant dated February 11, 1986, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                            Date
---------                    -----                            ----


/s/ Thomas H. Bailey         President                        November 28, 1995
Thomas H. Bailey             (Principal Executive
                             Officer) and Trustee

/s/ Steven R. Goodbarn       Treasurer and Chief              November 28, 1995
Steven R. Goodbarn           Financial Officer
                             (Principal Financial
                             and Accounting Officer)

/s/ James P. Craig           Trustee                          November 28, 1995
James P. Craig

Gary O. Loo*                 Trustee                          November 28, 1995
Gary O. Loo

Dennis B. Mullen*            Trustee                          November 28, 1995
Dennis B. Mullen

John W. Shepardson*          Trustee                          November 28, 1995
John W. Shepardson

William D. Stewart*          Trustee                          November 28, 1995
William D. Stewart

Martin H. Waldinger*         Trustee                          November 28, 1995
Martin H. Waldinger




/s/ Steven R. Goodbarn
*By Steven R. Goodbarn
    Attorney-in-Fact

                                INDEX OF EXHIBITS





         Exhibit 5(i)               Investment Advisory Agreement for Janus
                                    High-Yield Fund

         Exhibit 5(j)               Investment Advisory Agreement for Janus
                                    Olympus Fund

         Exhibit 9(d) Transfer Agency Agreement for Janus Money Market Fund, Janus Government Money Market Fund, Janus Tax-Exempt Money Market Fund, Janus High-Yield Fund and Janus Olympus Fund